UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07899 and 811-07885

Name of Fund: BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

Quantitative Master Series LLC

Master Small Cap Index Series

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index

Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock International Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Common Stocks
Australia — 7.4%
AGL Energy Ltd.	317,407	$6,393,557
Alumina Ltd.	1,158,644	1,585,270
Amcor Ltd.	545,064	6,269,529
AMP Ltd.	1,374,390	5,437,253
APA Group (a)	502,644	3,440,250
Aristocrat Leisure Ltd.	239,082	3,281,764
ASX Ltd.	84,002	3,239,554
Aurizon Holdings Ltd.	970,495	3,891,611
AusNet Services	804,849	1,036,065
Australia & New Zealand Banking Group Ltd.	1,330,460	32,304,455
Bank of Queensland Ltd.	163,903	1,521,525
Bendigo & Adelaide Bank Ltd.	210,234	1,947,788
BGP Holdings PLC (b)	783,183	8
BHP Billiton Ltd.	1,464,270	26,629,444
Boral Ltd.	482,878	2,152,759
Brambles Ltd.	672,963	4,805,930
Caltex Australia Ltd.	113,793	2,563,937
Challenger Ltd.	256,498	2,458,399
CIMIC Group Ltd.	44,775	1,228,566
Coca-Cola Amatil Ltd.	260,065	2,150,103
Cochlear Ltd.	27,509	2,841,744
Commonwealth Bank of Australia	782,190	51,292,131
Computershare Ltd.	213,706	2,295,170
Crown Resorts Ltd.	158,399	1,428,931
CSL Ltd.	206,465	19,768,149
Dexus Property Group	453,419	3,384,130
Domino’s Pizza Enterprises Ltd.	27,635	1,226,847
DUET Group (a)	1,064,603	2,268,769
Flight Centre Travel Group Ltd.	40,433	891,898
Fortescue Metals Group Ltd.	713,845	3,400,157
Goodman Group	857,098	5,067,486
GPT Group	895,708	3,525,192
Harvey Norman Holdings Ltd.	199,302	689,344
Healthscope Ltd.	868,234	1,505,309
Incitec Pivot Ltd.	699,652	2,008,664
Insurance Australia Group Ltd.	1,072,507	4,955,659
Lend Lease Group (a)	237,015	2,818,920
Macquarie Group Ltd.	139,326	9,599,095
Medibank Pvt Ltd.	1,167,386	2,514,422
Mirvac Group	1,578,817	2,641,391
National Australia Bank Ltd.	1,208,819	30,779,374
Newcrest Mining Ltd.	363,010	6,187,673
Oil Search Ltd.	602,488	3,321,785
Orica Ltd.	170,205	2,287,763
Origin Energy Ltd. (b)	787,759	4,237,497
Qantas Airways Ltd.	264,089	784,830
QBE Insurance Group Ltd.	649,353	6,392,766
Ramsay Health Care Ltd.	60,206	3,213,930
REA Group Ltd.	22,709	1,029,811
Rio Tinto Ltd.	192,747	8,899,590
Santos Ltd. (b)	787,546	2,285,392
Scentre Group	2,432,220	7,973,625
Seek Ltd.	139,458	1,695,520

Common Stocks	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	165,002	$2,787,618
South32 Ltd.	2,292,553	4,833,069
Stockland	1,193,380	4,231,781
Suncorp Group Ltd.	604,513	6,100,435
Sydney Airport (a)	540,353	2,794,040
Tabcorp Holdings Ltd.	376,311	1,365,582
Tatts Group Ltd.	756,649	2,560,342
Telstra Corp. Ltd.	1,854,585	6,599,271
TPG Telecom Ltd.	123,145	655,606
Transurban Group (a)	882,292	7,864,660
Treasury Wine Estates Ltd.	348,077	3,251,604
Vicinity Centres	1,481,572	3,204,671
Vocus Group Ltd.	237,370	783,257
Wesfarmers Ltd.	517,741	17,824,747
Westfield Corp.	930,700	6,313,444
Westpac Banking Corp.	1,521,099	40,662,493
Woodside Petroleum Ltd.	344,408	8,437,428
Woolworths Ltd.	573,533	11,611,745

		447,432,524
Austria — 0.2%
Andritz AG	34,613	1,731,107
Erste Group Bank AG	128,202	4,174,498
Immoeast (b)	30,711	—
OMV AG	71,191	2,805,586
Raiffeisen Bank International AG (b)	39,292	886,103
Voestalpine AG	60,879	2,394,273

		11,991,567
Belgium — 1.1%
Ageas	82,630	3,226,758
Anheuser-Busch InBev SA	343,699	37,660,896
Colruyt SA	30,189	1,482,587
Groupe Bruxelles Lambert SA	38,946	3,534,473
KBC Group NV	114,151	7,567,404
Proximus	67,796	2,124,523
Solvay SA	32,602	3,977,776
Telenet Group Holding NV (b)	25,183	1,497,005
UCB SA	59,218	4,593,432
Umicore SA	50,267	2,862,658

		68,527,512
Denmark — 1.6%
A.P. Moeller—Maersk A/S, Class A	1,857	2,992,737
A.P. Moeller—Maersk A/S, Class B	3,132	5,187,627
Carlsberg A/S, Class B	49,087	4,532,819
Chr Hansen Holding A/S	40,637	2,606,754
Coloplast A/S, Class B	51,716	4,038,791
Danske Bank A/S	313,015	10,672,531
DONG Energy A/S (c)	77,221	2,973,677
DSV A/S	83,080	4,297,158
Genmab A/S (b)	25,223	4,853,651
ISS A/S	77,777	2,940,339

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Denmark (continued)
Novo Nordisk A/S, Class B	869,963	$29,873,602
Novozymes A/S, Class B	100,021	3,962,794
Pandora A/S	51,508	5,700,819
TDC A/S	388,751	2,002,172
Tryg A/S	51,050	925,597
Vestas Wind Systems A/S	102,034	8,299,468
William Demant Holding A/S (b)	44,366	927,109

		96,787,645
Finland — 0.9%
Elisa OYJ	61,309	2,167,337
Fortum OYJ	202,265	3,201,459
Kone OYJ, Class B	155,002	6,808,984
Metso OYJ	48,050	1,454,054
Neste Oil OYJ	66,645	2,606,008
Nokia OYJ	2,608,229	14,018,815
Nokian Renkaat OYJ	52,398	2,186,968
Orion OYJ, Class B	45,244	2,360,123
Sampo OYJ, Class A	202,922	9,628,799
Stora Enso OYJ, Class R	241,099	2,850,802
UPM-Kymmene OYJ	251,069	5,894,860
Wartsila OYJ	71,135	3,803,086

		56,981,295
France — 9.8%
Accor SA	74,593	3,102,631
Aeroports de Paris	13,777	1,702,088
Air Liquide SA	176,518	20,154,582
Airbus SE	263,841	20,120,965
Alstom SA (b)	65,995	1,970,205
ArcelorMittal (b)	844,185	7,062,515
Arkema SA	30,378	2,990,434
AtoS SE	38,837	4,799,497
AXA SA	880,755	22,754,983
BNP Paribas SA	481,718	32,055,459
Bollore SA	354,110	1,370,639
Bouygues SA	90,127	3,663,198
Bureau Veritas SA	139,633	2,943,263
Cap Gemini SA	75,718	6,989,197
Carrefour SA	262,103	6,175,445
Casino Guichard-Perrachon SA	23,687	1,323,468
Christian Dior SE	25,086	5,823,141
Cie Generale des Etablissements Michelin	82,723	10,052,309
CNP Assurances	70,636	1,436,413
Compagnie de Saint-Gobain	225,208	11,554,704
Credit Agricole SA	523,802	7,080,057
Danone SA	263,556	17,928,380
Dassault Aviation SA	1,221	1,550,632
Dassault Systemes SA	59,999	5,189,419
Edenred	98,233	2,318,522
Eiffage SA	26,722	2,091,246
Electricite de France SA (d)	166,621	1,400,014

Common Stocks	Shares	Value
France (continued)
Engie SA	717,419	$10,138,287
Essilor International SA	93,266	11,323,523
Eurazeo	21,530	1,416,439
Eutelsat Communications SA	95,107	2,119,700
Fonciere Des Regions	13,150	1,096,342
Gecina SA	20,431	2,770,214
Groupe Eurotunnel SE, Registered Shares	204,627	2,056,897
Hermes International	11,686	5,531,970
ICADE	15,620	1,142,603
Iliad SA	12,871	2,874,507
Imerys SA	14,357	1,217,646
Ingenico Group SA	24,107	2,273,682
JCDecaux SA	31,663	1,112,088
Kering	34,929	9,027,918
Klepierre	104,260	4,050,559
L’Oreal SA	114,344	21,992,643
Lagardere SCA	51,741	1,521,976
Legrand SA	121,870	7,336,275
LVMH Moet Hennessy Louis Vuitton SE	125,826	27,655,577
Natixis SA	429,565	2,644,471
Orange SA	912,482	14,166,804
Pernod Ricard SA	95,687	11,312,181
Peugeot SA (b)	234,434	4,711,534
Publicis Groupe SA	83,891	5,857,282
Remy Cointreau SA	10,202	998,066
Renault SA	88,851	7,718,682
Rexel SA	126,208	2,286,587
Safran SA	144,644	10,795,343
Sanofi	526,772	47,617,654
Schneider Electric SE	257,931	18,949,848
SCOR SE	72,714	2,748,084
SEB SA	8,737	1,220,357
SES SA	157,458	3,660,735
SFR Group SA (b)	42,483	1,334,146
Societe BIC SA	12,911	1,608,527
Societe Generale SA	349,360	17,700,431
Sodexo SA	39,646	4,658,261
Suez	145,756	2,300,330
Thales SA	48,306	4,666,169
TOTAL SA	1,032,953	52,229,610
Unibail-Rodamco SE	44,968	10,489,107
Valeo SA	111,348	7,407,061
Veolia Environnement SA	216,499	4,059,761
Vinci SA	231,074	18,349,261
Vivendi SA	474,982	9,214,006
Wendel SA	11,895	1,506,232
Zodiac Aerospace	91,413	2,285,002

		594,757,784
Germany — 8.9%
adidas AG	84,775	16,126,909

2	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Germany (continued)
Allianz SE, Registered Shares	207,443	$38,469,506
Axel Springer AG	22,539	1,244,137
BASF SE	417,682	41,356,213
Bayer AG, Registered Shares	375,370	43,247,664
Bayerische Motoren Werke AG	150,516	13,733,344
Bayerische Motoren Werke AG, Preference Shares	24,925	1,960,586
Beiersdorf AG	48,167	4,557,997
Brenntag AG	67,341	3,774,237
Commerzbank AG	505,404	4,579,117
Continental AG	49,638	10,883,139
Covestro AG (c)	40,202	3,097,110
Daimler AG, Registered Shares	437,430	32,282,121
Deutsche Bank AG, Registered Shares (b)	639,026	10,985,495
Deutsche Boerse AG (b)	89,862	8,235,742
Deutsche Lufthansa AG, Registered Shares	105,061	1,704,389
Deutsche Post AG, Registered Shares	446,205	15,270,701
Deutsche Telekom AG, Registered Shares	1,475,243	25,850,129
Deutsche Wohnen AG, Bearer Shares	161,608	5,321,986
E.ON SE	987,385	7,849,810
Evonik Industries AG	70,711	2,304,786
Fraport AG Frankfurt Airport Services Worldwide	16,908	1,195,536
Fresenius Medical Care AG & Co. KGaA	100,068	8,437,884
Fresenius SE & Co. KGaA	186,716	15,003,736
Fuchs Petrolub SE, Preference Shares	28,016	1,365,776
GEA Group AG	79,621	3,382,578
Hannover Rueck SE	25,694	2,960,760
HeidelbergCement AG	69,227	6,482,977
Henkel AG & Co. KGaA	47,999	5,337,872
Henkel AG & Co. KGaA, Preference Shares	81,647	10,465,109
Hochtief AG	9,393	1,552,267
HUGO BOSS AG	30,553	2,228,027
Infineon Technologies AG	516,105	10,563,288
Innogy SE (b)(c)	59,183	2,230,458
K+S AG, Registered Shares	81,955	1,904,963
Lanxess AG	37,568	2,520,156
Linde AG	85,291	14,211,261
MAN SE	17,578	1,811,893
Merck KGaA	60,789	6,927,097
Metro AG	74,504	2,380,594
Muenchener Rueckversicherungs AG, Registered Shares	72,366	14,165,806
OSRAM Licht AG	38,507	2,414,823

Common Stocks	Shares	Value
Germany (continued)
Porsche Automobil Holding SE, Preference Shares	72,893	$3,971,826
ProSiebenSat.1 Media AG, Registered Shares	111,987	4,958,859
RWE AG (b)	220,025	3,646,244
SAP SE	446,117	43,767,627
Schaeffler AG	78,399	1,377,225
Siemens AG, Registered Shares	347,251	47,563,721
Symrise AG	58,566	3,894,719
Telefonica Deutschland Holding AG	325,977	1,616,126
ThyssenKrupp AG	155,905	3,819,312
TUI AG	217,570	3,012,967
United Internet AG, Registered Shares	55,034	2,434,245
Volkswagen AG	13,486	2,014,930
Vonovia SE	214,057	7,541,624
Zalando SE (b)(c)	40,314	1,629,380

		541,626,784
Hong Kong — 3.4%
AIA Group Ltd.	5,454,400	34,427,929
ASM Pacific Technology Ltd.	106,704	1,451,279
Bank of East Asia Ltd.	528,332	2,185,889
BOC Hong Kong Holdings Ltd.	1,617,900	6,612,875
Cathay Pacific Airways Ltd.	704,263	1,022,407
Cheung Kong Infrastructure Holdings Ltd.	297,500	2,336,342
Cheung Kong Property Holdings Ltd.	1,225,939	8,269,969
CK Hutchison Holdings Ltd.	1,231,439	15,161,384
CLP Holdings Ltd.	776,687	8,130,724
First Pacific Co. Ltd.	1,337,250	971,970
Galaxy Entertainment Group Ltd.	988,000	5,411,428
Hang Lung Group Ltd.	479,000	2,043,124
Hang Lung Properties Ltd.	1,065,000	2,768,648
Hang Seng Bank Ltd.	348,253	7,064,822
Henderson Land Development Co. Ltd.	505,742	3,135,906
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	1,282,000	1,181,538
HKT Trust & HKT Ltd. (a)	1,718,560	2,215,785
Hong Kong & China Gas Co. Ltd.	3,546,162	7,094,826
Hong Kong Exchanges & Clearing Ltd.	521,802	13,167,125
Hongkong Land Holdings Ltd.	513,500	3,946,367
Hysan Development Co. Ltd.	292,791	1,328,349
Jardine Matheson Holdings Ltd.	116,000	7,451,822
Jardine Strategic Holdings Ltd.	96,500	4,053,969
Kerry Properties Ltd.	284,500	986,832
Li & Fung Ltd.	2,261,980	981,338
Link REIT	987,414	6,920,539
Melco Crown Entertainment Ltd.—ADR	83,947	1,556,377

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
MGM China Holdings Ltd.	440,000	$917,518
MTR Corp. Ltd.	642,000	3,607,020
New World Development Co. Ltd.	2,457,968	3,028,647
NWS Holdings Ltd.	704,223	1,285,725
PCCW Ltd.	1,747,000	1,030,597
Power Assets Holdings Ltd.	654,500	5,645,595
Sands China Ltd.	1,099,000	5,094,513
Shangri-La Asia Ltd.	729,905	1,062,865
Sino Land Co. Ltd.	1,335,263	2,341,576
SJM Holdings Ltd.	1,230,000	1,001,103
Sun Hung Kai Properties Ltd.	663,324	9,751,034
Swire Pacific Ltd., Class A	223,077	2,229,714
Swire Properties Ltd.	456,600	1,463,391
Techtronic Industries Co. Ltd.	682,500	2,762,950
WH Group Ltd. (c)	3,663,000	3,158,678
Wharf Holdings Ltd.	599,357	5,150,893
Wheelock & Co. Ltd.	372,000	2,942,631
Wynn Macau Ltd.	694,400	1,414,301
Yue Yuen Industrial Holdings Ltd.	328,285	1,290,044

		207,058,358
Ireland — 0.7%
Bank of Ireland (b)	12,447,517	3,113,781
CRH PLC	385,670	13,590,663
DCC PLC	39,879	3,510,643
Experian PLC	439,096	8,958,111
James Hardie Industries PLC	199,333	3,131,789
Kerry Group PLC, Class A	75,772	5,957,433
Paddy Power Betfair PLC	35,722	3,841,377
Ryanair Holdings PLC (b)	9,354	144,923

		42,248,720
Israel — 0.7%
Azrieli Group Ltd.	20,626	1,096,056
Bank Hapoalim BM	450,469	2,745,241
Bank Leumi Le-Israel BM (b)	636,501	2,810,015
Bezeq The Israeli Telecommunication Corp. Ltd.	802,855	1,441,878
Check Point Software Technologies Ltd. (b)	60,320	6,192,451
Elbit Systems Ltd.	11,417	1,305,910
Frutarom Industries Ltd.	14,827	828,669
Israel Chemicals Ltd.	253,851	1,076,541
Mizrahi Tefahot Bank Ltd.	64,901	1,100,051
Mobileye NV (b)	81,744	5,019,082
NICE Ltd.	30,354	2,060,617
Taro Pharmaceutical Industries Ltd. (b)(d)	6,231	726,659
Teva Pharmaceutical Industries Ltd.—ADR	409,583	13,143,518

		39,546,688

Common Stocks	Shares	Value
Italy — 1.9%
Assicurazioni Generali SpA	525,828	$8,342,857
Atlantia SpA	194,807	5,025,262
Enel SpA	3,511,074	16,521,229
Eni SpA	1,154,747	18,906,997
Ferrari NV	54,094	4,031,689
Intesa Sanpaolo SpA	6,210,909	16,805,703
Leonardo-Finmeccanica SpA (b)	99,828	1,415,611
Luxottica Group SpA	79,353	4,379,211
Mediobanca SpA	241,252	2,175,195
Poste Italiane SpA (c)	245,006	1,631,942
Prysmian SpA	89,032	2,353,771
Saipem SpA (b)	2,975,201	1,351,332
Snam SpA	1,146,901	4,956,831
Telecom Italia SpA (b)	5,440,809	4,897,734
Telecom Italia SpA, Non-Convertible Savings Shares	2,659,200	1,941,430
Tenaris SA	229,384	3,966,587
Terna - Rete Elettrica Nazionale SpA	686,832	3,404,945
UniCredit SpA	856,717	13,206,552
UnipolSai SpA	560,158	1,237,344

		116,552,222
Japan — 22.8%
ABC-Mart, Inc.	14,300	838,144
Acom Co. Ltd. (b)	204,600	818,959
Aeon Co. Ltd.	315,300	4,616,794
AEON Financial Service Co. Ltd.	41,000	774,161
Aeon Mall Co. Ltd.	51,750	816,512
Air Water, Inc.	61,000	1,127,874
Aisin Seiki Co. Ltd.	84,000	4,137,177
Ajinomoto Co., Inc.	253,100	5,008,021
Alfresa Holdings Corp.	83,600	1,453,309
Alps Electric Co. Ltd.	87,500	2,481,036
Amada Holdings Co. Ltd.	151,500	1,734,221
ANA Holdings, Inc.	643,000	1,966,617
Aozora Bank Ltd.	507,000	1,871,700
Asahi Glass Co. Ltd.	448,100	3,635,690
Asahi Group Holdings Ltd.	180,600	6,838,291
Asahi Kasei Corp.	590,000	5,732,688
Asics Corp.	64,300	1,034,564
Astellas Pharma, Inc.	990,300	13,060,985
Bandai Namco Holdings, Inc.	100,800	3,021,546
Bank of Kyoto Ltd.	175,000	1,277,340
Benesse Holdings, Inc.	37,400	1,170,698
Bridgestone Corp.	294,500	11,954,677
Brother Industries Ltd.	107,700	2,252,241
Calbee, Inc.	35,300	1,205,712
Canon, Inc.	479,000	14,958,523
Casio Computer Co. Ltd.	84,700	1,180,890
Central Japan Railway Co.	65,000	10,617,090
Chiba Bank Ltd.	295,000	1,898,226
Chubu Electric Power Co., Inc.	310,900	4,176,302

4	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Japan (continued)
Chugai Pharmaceutical Co. Ltd.	99,900	$3,438,886
Chugoku Bank Ltd.	75,200	1,097,518
Chugoku Electric Power Co., Inc.	130,900	1,452,301
Coca-Cola West Co. Ltd.	56,100	1,812,589
Concordia Financial Group Ltd.	483,000	2,239,236
Credit Saison Co. Ltd.	61,200	1,096,764
CYBERDYNE, Inc. (b)(d)	64,800	931,182
Dai Nippon Printing Co. Ltd.	219,000	2,369,881
Dai-ichi Life Insurance Co. Ltd.	489,300	8,758,169
Daicel Corp.	128,600	1,552,907
Daiichi Sankyo Co. Ltd.	280,600	6,330,634
Daikin Industries Ltd.	106,900	10,779,604
Daito Trust Construction Co. Ltd.	33,900	4,661,135
Daiwa House Industry Co. Ltd.	257,800	7,410,193
Daiwa House REIT Investment Corp.	668	1,739,586
Daiwa Securities Group, Inc.	791,000	4,826,269
DeNA Co. Ltd.	40,900	832,644
Denso Corp.	217,900	9,614,203
Dentsu, Inc.	101,213	5,512,240
Don Quijote Holdings Co. Ltd.	55,100	1,917,831
East Japan Railway Co.	152,149	13,285,878
Eisai Co. Ltd.	115,800	6,013,746
Electric Power Development Co. Ltd.	66,000	1,550,931
FamilyMart UNY Holdings Co. Ltd.	36,300	2,165,911
FANUC Corp.	88,500	18,219,612
Fast Retailing Co. Ltd.	24,600	7,741,203
Fuji Electric Co. Ltd.	260,800	1,553,094
Fuji Heavy Industries Ltd.	279,800	10,262,580
FUJIFILM Holdings Corp.	203,200	7,965,002
Fujitsu Ltd.	893,000	5,481,574
Fukuoka Financial Group, Inc.	331,000	1,437,775
Hachijuni Bank Ltd.	186,400	1,051,786
Hakuhodo DY Holdings, Inc.	101,700	1,209,723
Hamamatsu Photonics KK	63,500	1,832,773
Hankyu Hanshin Holdings, Inc.	105,800	3,452,355
Hikari Tsushin, Inc.	9,100	888,536
Hino Motors Ltd.	114,900	1,393,051
Hirose Electric Co. Ltd.	13,800	1,911,848
Hiroshima Bank Ltd.	218,000	927,203
Hisamitsu Pharmaceutical Co., Inc.	26,700	1,528,647
Hitachi Chemical Co. Ltd.	45,100	1,252,813
Hitachi Construction Machinery Co. Ltd.	55,100	1,378,728
Hitachi High-Technologies Corp.	29,600	1,209,149
Hitachi Ltd.	2,159,000	11,722,823
Hitachi Metals Ltd.	89,400	1,257,476
Hokuriku Electric Power Co.	77,700	755,848
Honda Motor Co. Ltd.	740,600	22,358,003
Hoshizaki Corp.	25,100	1,983,952
Hoya Corp.	180,600	8,724,922
Hulic Co. Ltd.	121,900	1,150,636

Common Stocks	Shares	Value
Japan (continued)
Idemitsu Kosan Co. Ltd.	41,500	$1,444,584
IHI Corp. (b)	624,000	1,973,831
Iida Group Holdings Co. Ltd.	65,000	1,000,262
Inpex Corp.	444,800	4,386,159
Isetan Mitsukoshi Holdings Ltd.	141,805	1,558,619
Isuzu Motors Ltd.	254,200	3,366,698
ITOCHU Corp.	688,100	9,796,032
J. Front Retailing Co. Ltd.	132,600	1,969,658
Japan Airlines Co. Ltd.	47,480	1,507,487
Japan Airport Terminal Co. Ltd.	31,500	1,098,926
Japan Exchange Group, Inc.	227,200	3,240,846
Japan Post Bank Co. Ltd.	173,200	2,150,430
Japan Post Holdings Co. Ltd.	193,800	2,437,061
Japan Prime Realty Investment Corp.	351	1,361,647
Japan Real Estate Investment Corp.	590	3,132,009
Japan Retail Fund Investment Corp.	1,057	2,074,614
Japan Tobacco, Inc.	502,100	16,342,119
JFE Holdings, Inc.	246,500	4,239,716
JGC Corp.	91,700	1,597,000
JSR Corp.	88,600	1,499,114
JTEKT Corp.	108,900	1,694,150
JX Holdings, Inc.	988,660	4,867,713
Kajima Corp.	438,800	2,870,215
Kakaku.com, Inc.	58,700	801,347
Kamigumi Co. Ltd.	104,000	901,313
Kaneka Corp.	148,000	1,106,921
Kansai Electric Power Co., Inc.	312,200	3,841,529
Kansai Paint Co. Ltd.	104,000	2,219,498
Kao Corp.	225,800	12,400,154
Kawasaki Heavy Industries Ltd.	622,000	1,889,541
KDDI Corp.	825,200	21,703,405
Keihan Holdings Co. Ltd.	199,000	1,219,054
Keikyu Corp.	208,000	2,288,168
Keio Corp.	250,000	1,986,100
Keisei Electric Railway Co. Ltd.	59,000	1,373,280
Keyence Corp.	44,484	17,845,769
Kikkoman Corp.	65,000	1,942,628
Kintetsu Group Holdings Co. Ltd.	775,000	2,801,885
Kirin Holdings Co. Ltd.	382,800	7,241,171
Kobe Steel Ltd. (b)	132,100	1,208,767
Koito Manufacturing Co. Ltd.	56,800	2,960,327
Komatsu Ltd.	416,500	10,909,500
Konami Holdings Corp.	44,500	1,890,113
Konica Minolta, Inc.	207,900	1,864,778
Kose Corp.	15,400	1,399,565
Kubota Corp.	493,300	7,435,746
Kuraray Co. Ltd.	152,200	2,315,359
Kurita Water Industries Ltd.	48,700	1,182,560
Kyocera Corp.	144,200	8,056,073
Kyowa Hakko Kirin Co. Ltd.	113,700	1,806,699

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Japan (continued)
Kyushu Electric Power Co., Inc.	198,600	$2,122,245
Kyushu Financial Group, Inc.	168,300	1,030,803
Lawson, Inc.	27,900	1,897,080
LINE Corp. (b)	16,800	647,530
Lion Corp.	125,000	2,252,753
LIXIL Group Corp.	113,400	2,882,133
M3, Inc.	83,100	2,071,059
Mabuchi Motor Co. Ltd.	20,100	1,134,620
Makita Corp.	97,400	3,415,990
Marubeni Corp.	772,500	4,771,685
Marui Group Co. Ltd.	85,100	1,159,586
Maruichi Steel Tube Ltd.	25,100	716,309
Mazda Motor Corp.	243,480	3,514,607
McDonald’s Holdings Co. Japan Ltd.	30,800	899,473
Mebuki Financial Group, Inc.	486,200	1,942,860
Medipal Holdings Corp.	97,000	1,524,078
Meiji Holdings Co. Ltd.	54,000	4,505,993
Minebea Co. Ltd.	158,300	2,116,509
Miraca Holdings, Inc.	30,400	1,395,849
MISUMI Group, Inc.	121,000	2,196,673
Mitsubishi Chemical Holdings Corp.	650,000	5,046,553
Mitsubishi Corp.	686,600	14,880,391
Mitsubishi Electric Corp.	864,600	12,457,406
Mitsubishi Estate Co. Ltd.	565,000	10,298,062
Mitsubishi Gas Chemical Co., Inc.	86,800	1,807,901
Mitsubishi Heavy Industries Ltd.	1,518,200	6,108,861
Mitsubishi Logistics Corp.	51,000	704,060
Mitsubishi Materials Corp.	53,600	1,626,916
Mitsubishi Motors Corp.	285,800	1,714,451
Mitsubishi Tanabe Pharma Corp.	103,700	2,165,156
Mitsubishi UFJ Financial Group, Inc.	5,806,874	36,578,467
Mitsubishi UFJ Lease & Finance Co. Ltd.	157,100	785,094
Mitsui & Co. Ltd.	767,200	11,141,291
Mitsui Chemicals, Inc.	390,000	1,932,159
Mitsui Fudosan Co. Ltd.	407,000	8,690,191
Mitsui OSK Lines Ltd.	534,000	1,678,178
Mixi, Inc.	21,300	1,030,316
Mizuho Financial Group, Inc.	10,950,464	20,100,417
MS&AD Insurance Group Holdings, Inc.	232,670	7,431,613
Murata Manufacturing Co. Ltd.	86,400	12,309,019
Nabtesco Corp.	50,600	1,346,476
Nagoya Railroad Co. Ltd.	393,000	1,772,302
NEC Corp.	1,188,000	2,867,907
Nexon Co. Ltd.	77,400	1,230,829
NGK Insulators Ltd.	128,000	2,903,877
NGK Spark Plug Co. Ltd.	88,300	2,024,844
NH Foods Ltd.	74,000	1,987,974
Nidec Corp.	107,700	10,285,836

Common Stocks	Shares	Value
Japan (continued)
Nikon Corp.	143,700	$2,088,228
Nintendo Co. Ltd.	51,100	11,857,184
Nippon Building Fund, Inc.	605	3,316,544
Nippon Electric Glass Co. Ltd.	205,500	1,244,855
Nippon Express Co. Ltd.	408,000	2,100,086
Nippon Paint Holdings Co. Ltd.	69,000	2,409,944
Nippon Prologis REIT, Inc.	720	1,560,734
Nippon Steel & Sumitomo Metal Corp.	366,200	8,460,451
Nippon Telegraph & Telephone Corp.	318,800	13,629,757
Nippon Yusen KK (b)	646,000	1,363,848
Nissan Chemical Industries Ltd.	61,200	1,785,328
Nissan Motor Co. Ltd.	1,082,800	10,440,768
Nisshin Seifun Group, Inc.	107,040	1,600,250
Nissin Foods Holdings Co. Ltd.	29,300	1,627,745
Nitori Holdings Co. Ltd.	34,800	4,419,571
Nitto Denko Corp.	72,910	5,640,316
NOK Corp.	43,200	1,009,042
Nomura Holdings, Inc.	1,630,500	10,093,348
Nomura Real Estate Holdings, Inc.	57,800	922,386
Nomura Real Estate Master Fund, Inc.	1,693	2,633,132
Nomura Research Institute Ltd.	62,070	2,288,200
NSK Ltd.	196,600	2,816,359
NTT Data Corp.	52,400	2,488,296
NTT DOCOMO, Inc.	631,100	14,737,603
Obayashi Corp.	276,700	2,594,558
Obic Co. Ltd.	27,700	1,323,356
Odakyu Electric Railway Co. Ltd.	150,000	2,925,390
Oji Holdings Corp.	367,000	1,721,170
Olympus Corp.	134,900	5,206,674
Omron Corp.	86,200	3,787,525
Ono Pharmaceutical Co. Ltd.	179,100	3,714,134
Oracle Corp. Japan	16,900	968,863
Oriental Land Co. Ltd.	96,200	5,530,053
ORIX Corp.	609,700	9,049,494
Osaka Gas Co. Ltd.	840,000	3,202,904
Otsuka Corp.	23,400	1,271,448
Otsuka Holdings Co. Ltd.	182,300	8,250,985
Panasonic Corp.	996,600	11,278,730
Park24 Co. Ltd.	52,700	1,384,650
Pola Orbis Holdings, Inc.	39,200	947,170
Rakuten, Inc.	400,800	4,027,090
Recruit Holdings Co. Ltd.	165,900	8,485,049
Resona Holdings, Inc.	1,026,456	5,518,099
Ricoh Co. Ltd.	284,600	2,347,666
Rinnai Corp.	17,800	1,417,985
Rohm Co. Ltd.	38,600	2,569,793
Ryohin Keikaku Co. Ltd.	10,100	2,220,237
Sankyo Co. Ltd.	20,900	700,043
Santen Pharmaceutical Co. Ltd.	161,800	2,350,173
SBI Holdings, Inc.	90,940	1,270,699

6	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Japan (continued)
Secom Co. Ltd.	96,800	$6,955,792
Sega Sammy Holdings, Inc.	77,132	1,037,428
Seibu Holdings, Inc.	76,400	1,263,797
Seiko Epson Corp.	116,800	2,464,360
Sekisui Chemical Co. Ltd.	187,900	3,167,626
Sekisui House Ltd.	281,500	4,641,593
Seven & i Holdings Co. Ltd.	346,100	13,596,062
Seven Bank Ltd.	223,800	732,905
Sharp Corp. (b)(d)	692,000	2,910,946
Shimadzu Corp.	95,000	1,511,902
Shimamura Co. Ltd.	10,000	1,325,645
Shimano, Inc.	32,500	4,760,212
Shimizu Corp.	253,000	2,271,897
Shin-Etsu Chemical Co. Ltd.	174,600	15,176,104
Shinsei Bank Ltd.	712,000	1,311,947
Shionogi & Co. Ltd.	138,000	7,143,925
Shiseido Co. Ltd.	177,900	4,682,449
Shizuoka Bank Ltd.	230,000	1,875,628
Showa Shell Sekiyu KK	92,300	936,715
SMC Corp.	26,200	7,767,370
Softbank Group Corp.	374,700	26,571,898
Sohgo Security Services Co. Ltd.	36,900	1,382,185
Sompo Holdings, Inc.	167,475	6,152,764
Sony Corp.	576,400	19,452,601
Sony Financial Holdings, Inc.	80,400	1,291,191
Stanley Electric Co. Ltd.	69,300	1,981,236
Start Today Co. Ltd.	75,500	1,677,893
Sumitomo Chemical Co. Ltd.	673,000	3,769,541
Sumitomo Corp.	542,900	7,324,186
Sumitomo Dainippon Pharma Co. Ltd.	71,700	1,186,446
Sumitomo Electric Industries Ltd.	347,000	5,768,309
Sumitomo Heavy Industries Ltd.	271,000	1,894,634
Sumitomo Metal Mining Co. Ltd.	217,000	3,103,341
Sumitomo Mitsui Financial Group, Inc.	608,350	22,143,180
Sumitomo Mitsui Trust Holdings, Inc.	157,882	5,470,911
Sumitomo Realty & Development Co. Ltd.	155,000	4,025,725
Sumitomo Rubber Industries Ltd.	79,300	1,353,023
Sundrug Co. Ltd.	29,600	995,887
Suntory Beverage & Food Ltd.	60,000	2,534,713
Suruga Bank Ltd.	82,000	1,730,796
Suzuken Co. Ltd.	35,700	1,173,143
Suzuki Motor Corp.	161,000	6,686,924
Sysmex Corp.	73,100	4,447,491
T&D Holdings, Inc.	253,300	3,671,491
Taiheiyo Cement Corp.	589,000	1,976,499
Taisei Corp.	480,000	3,510,300
Taisho Pharmaceutical Holdings Co. Ltd.	15,500	1,262,065
Taiyo Nippon Sanso Corp.	58,900	689,472

Common Stocks	Shares	Value
Japan (continued)
Takashimaya Co. Ltd.	124,000	$1,086,910
Takeda Pharmaceutical Co. Ltd.	323,700	15,238,861
TDK Corp.	59,200	3,758,902
Teijin Ltd.	77,000	1,453,948
Terumo Corp.	162,200	5,638,557
THK Co. Ltd.	50,300	1,268,894
Tobu Railway Co. Ltd.	443,000	2,249,958
Toho Co. Ltd.	48,300	1,281,997
Toho Gas Co. Ltd.	165,000	1,170,289
Tohoku Electric Power Co., Inc.	219,100	2,976,207
Tokio Marine Holdings, Inc.	313,000	13,228,738
Tokyo Electric Power Co. Holdings, Inc. (b)	623,800	2,445,165
Tokyo Electron Ltd.	71,400	7,816,611
Tokyo Gas Co. Ltd.	878,000	4,009,913
Tokyo Tatemono Co. Ltd.	98,100	1,297,029
Tokyu Corp.	466,000	3,310,994
Tokyu Fudosan Holdings Corp.	209,500	1,140,308
TonenGeneral Sekiyu KK	125,000	1,461,560
Toppan Printing Co. Ltd.	231,000	2,361,085
Toray Industries, Inc.	690,700	6,147,282
Toshiba Corp. (b)	1,715,000	3,696,717
Toto Ltd.	59,100	2,235,706
Toyo Seikan Kaisha Ltd.	65,200	1,060,969
Toyo Suisan Kaisha Ltd.	34,500	1,287,102
Toyoda Gosei Co. Ltd.	28,900	737,097
Toyota Industries Corp.	69,500	3,457,285
Toyota Motor Corp.	1,184,888	64,313,132
Toyota Tsusho Corp.	91,200	2,768,164
Trend Micro, Inc.	48,300	2,149,854
Tsuruha Holdings, Inc.	15,700	1,456,169
Unicharm Corp.	174,300	4,188,871
United Urban Investment Corp.	1,325	2,036,898
USS Co. Ltd.	89,600	1,500,662
West Japan Railway Co.	79,000	5,151,876
Yahoo! Japan Corp.	692,700	3,211,668
Yakult Honsha Co. Ltd.	41,200	2,292,969
Yamada Denki Co. Ltd.	284,500	1,422,249
Yamaguchi Financial Group, Inc.	99,000	1,073,925
Yamaha Corp.	68,600	1,897,806
Yamaha Motor Co. Ltd.	139,300	3,353,887
Yamato Holdings Co. Ltd.	152,300	3,191,331
Yamazaki Baking Co. Ltd.	51,100	1,052,128
Yaskawa Electric Corp.	107,700	2,168,896
Yokogawa Electric Corp.	113,600	1,791,565
Yokohama Rubber Co. Ltd.	39,900	781,994

		1,385,988,049
Luxembourg — 0.1%
Eurofins Scientific SE	4,859	2,113,076
RTL Group SA (b)	17,761	1,429,045

		3,542,121

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Mexico — 0.0%
Fresnillo PLC	95,911	$1,868,765
Netherlands — 4.9%
ABN AMRO Group NV (c)	120,165	2,913,825
Aegon NV	770,947	3,927,088
AerCap Holdings NV (b)	76,362	3,510,361
Akzo Nobel NV	116,836	9,672,126
Altice NV Class A (b)	154,198	3,487,763
Altice NV Class B (b)	50,125	1,132,215
ASML Holding NV	168,822	22,401,460
CNH Industrial NV	451,114	4,342,006
EXOR NV	52,569	2,718,227
Gemalto NV	34,153	1,905,483
Heineken Holding NV	43,651	3,467,190
Heineken NV	105,929	9,014,384
ING Groep NV	1,774,538	26,803,088
Koninklijke Ahold Delhaize NV	574,851	12,284,456
Koninklijke Boskalis Westminster NV	38,152	1,314,435
Koninklijke DSM NV	84,338	5,703,712
Koninklijke KPN NV	1,655,146	4,976,059
Koninklijke Philips NV	436,654	14,027,186
Koninklijke Vopak NV	32,178	1,401,423
NN Group NV	140,078	4,549,331
NXP Semiconductor NV (b)	133,377	13,804,519
QIAGEN NV (b)	95,439	2,770,506
Randstad Holding NV	53,076	3,059,723
Royal Dutch Shell PLC, Class A	1,983,622	52,284,850
Royal Dutch Shell PLC, Class B	1,700,162	46,736,445
Unilever NV CVA	736,937	36,611,669
Wolters Kluwer NV	130,958	5,435,064

		300,254,594
New Zealand — 0.2%
Auckland International Airport Ltd.	398,759	1,888,149
Contact Energy Ltd.	333,423	1,182,282
Fletcher Building Ltd.	353,163	2,057,361
Mercury NZ Ltd.	454,486	1,003,573
Meridian Energy Ltd.	583,984	1,145,966
Ryman Healthcare Ltd.	173,120	1,020,134
Spark New Zealand Ltd.	825,570	2,023,742

		10,321,207
Norway — 0.6%
DNB ASA	445,809	7,078,808
Gjensidige Forsikring ASA	98,791	1,504,990
Marine Harvest ASA (b)	184,912	2,820,719
Norsk Hydro ASA	616,286	3,591,548
Orkla ASA	358,710	3,213,355
Schibsted ASA, Class A	36,434	937,886
Schibsted ASA, Class B	44,513	1,019,916
Statoil ASA	518,521	8,912,623
Telenor ASA	323,284	5,377,974

Common Stocks	Shares	Value
Norway (continued)
Yara International ASA	85,498	$3,293,190

		37,751,009
Portugal — 0.1%
EDP - Energias de Portugal SA	986,806	3,336,547
Galp Energia SGPS SA	157,892	2,394,806
Jeronimo Martins SGPS SA	119,702	2,138,986

		7,870,339
Singapore — 1.3%
Ascendas Real Estate Investment Trust	1,189,046	2,141,203
CapitaLand Commercial Trust Ltd.	1,029,200	1,136,380
CapitaLand Ltd.	1,088,149	2,824,426
CapitaLand Mall Trust	1,138,200	1,602,513
City Developments Ltd.	233,835	1,704,085
ComfortDelGro Corp. Ltd.	1,012,016	1,852,450
DBS Group Holdings Ltd.	800,507	11,088,537
Genting Singapore PLC	2,906,527	2,119,534
Global Logistic Properties Ltd.	1,194,800	2,374,280
Golden Agri-Resources Ltd.	3,277,251	902,512
Hutchison Port Holdings Trust	2,969,600	1,232,568
Jardine Cycle & Carriage Ltd.	51,856	1,624,227
Keppel Corp. Ltd.	682,877	3,387,217
Oversea-Chinese Banking Corp. Ltd.	1,427,698	9,916,801
SATS Ltd.	261,000	910,520
SembCorp Industries Ltd.	550,790	1,251,673
Singapore Airlines Ltd.	248,309	1,787,428
Singapore Exchange Ltd.	311,000	1,711,865
Singapore Press Holdings Ltd.	370,785	940,920
Singapore Technologies Engineering Ltd.	818,613	2,182,685
Singapore Telecommunications Ltd.	3,602,032	10,094,092
StarHub Ltd.	299,257	616,077
Suntec Real Estate Investment Trust	1,055,100	1,350,614
United Overseas Bank Ltd.	574,047	9,067,225
UOL Group Ltd.	244,199	1,216,487
Wilmar International Ltd.	897,870	2,265,790
Yangzijiang Shipbuilding Holdings Ltd.	1,357,383	1,095,877

		78,397,986
Spain — 3.2%
Abertis Infraestructuras SA	321,223	5,170,933
ACS Actividades de Construccion y Servicios SA	87,304	2,967,691
Aena SA (c)	30,328	4,793,622
Amadeus IT Group SA	203,326	10,302,234
Banco Bilbao Vizcaya Argentaria SA	3,006,633	23,339,494

8	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Spain (continued)
Banco de Sabadell SA	2,417,663	$4,429,804
Banco Popular Espanol SA (b)	1,810,203	1,755,349
Banco Santander SA	6,656,843	40,748,572
Bankia SA	2,333,191	2,655,866
Bankinter SA	311,208	2,609,534
CaixaBank SA	1,705,326	7,332,018
Distribuidora Internacional de Alimentacion SA	267,745	1,547,594
Enagas SA	32,261	836,963
Endesa SA	136,777	3,210,100
Ferrovial SA	237,825	4,753,505
Gas Natural SDG SA	149,244	3,264,528
Grifols SA	138,154	3,389,605
Iberdrola SA	2,480,104	17,720,067
Industria de Diseno Textil SA	503,084	17,716,878
International Consolidated Airlines Group SA	403,971	2,668,337
Mapfre SA	540,584	1,851,554
Red Electrica Corp. SA	100,333	1,923,825
Repsol SA	524,253	8,122,199
Telefonica SA	2,067,305	23,140,018
Zardoya Otis SA	79,739	736,321

		196,986,611
Sweden — 2.8%
Alfa Laval AB	130,565	2,460,862
Assa Abloy AB, Class B	461,692	9,491,320
Atlas Copco AB, A Shares	298,449	10,520,052
Atlas Copco AB, B Shares	181,523	5,766,218
Boliden AB	129,795	3,863,391
Electrolux AB, Class B	106,937	2,968,766
Getinge AB, Class B	99,461	1,743,901
Hennes & Mauritz AB, Class B	431,526	11,012,883
Hexagon AB, Class B	123,008	4,936,891
Husqvarna AB, Class B	184,810	1,620,360
ICA Gruppen AB	33,272	1,134,836
Industrivarden AB, Class C	72,727	1,573,791
Investor AB, Class B	208,211	8,754,631
Kinnevik AB	100,329	2,674,392
L E Lundbergforetagen AB - B Shares	14,706	996,732
Lundin Petroleum AB (b)	91,932	1,865,870
Millicom International Cellular SA	33,237	1,853,322
Nordea Bank AB	1,378,774	15,730,199
Sandvik AB	491,208	7,337,145
Securitas AB, Class B	142,144	2,219,040
Skandinaviska Enskilda Banken AB, Class A	687,883	7,643,836
Skanska AB, Class B	146,435	3,446,398
SKF AB, Class B	173,193	3,424,980
Svenska Cellulosa AB, B Shares	277,296	8,936,221
Svenska Handelsbanken AB, Class A	688,577	9,436,298

Common Stocks	Shares	Value
Sweden (continued)
Swedbank AB, Class A	415,010	$9,602,686
Swedish Match AB	83,570	2,715,929
Tele2 AB, Class B	160,902	1,535,814
Telefonaktiebolaget LM Ericsson, Class B	1,413,842	9,439,326
TeliaSonera AB	1,206,354	5,057,441
Volvo AB, Class B	685,768	10,116,442

		169,879,973
Switzerland — 8.9%
ABB Ltd., Registered Shares	854,524	20,000,549
Actelion Ltd. (b)	43,549	12,269,283
Adecco SA, Registered Shares	77,026	5,469,184
Aryzta AG (b)	38,959	1,250,931
Baloise Holding AG, Registered Shares	22,556	3,099,468
Barry Callebaut AG, Registered Shares (b)	988	1,291,827
Cie Financiere Richemont SA, Registered Shares	234,133	18,511,066
Coca-Cola HBC AG (b)	83,583	2,157,790
Credit Suisse Group AG, Registered Shares (b)	899,798	13,387,755
Dufry AG (b)	19,568	2,979,420
EMS-Chemie Holding AG, Registered Shares	3,933	2,290,532
Galenica AG	1,599	1,685,741
Geberit AG, Registered Shares	17,098	7,367,711
Givaudan SA, Registered Shares	4,248	7,650,852
Glencore PLC (b)	5,518,138	21,650,700
Julius Baer Group Ltd. (b)	96,750	4,833,245
Kuehne & Nagel International AG, Registered Shares	22,918	3,236,095
LafargeHolcim Ltd. (b)	208,932	12,326,864
Lindt & Spruengli AG	441	2,498,838
Lindt & Spruengli AG, Registered Shares	44	2,918,868
Lonza Group AG, Registered Shares (b)	26,946	5,093,362
Nestle SA, Registered Shares	1,412,680	108,425,615
Novartis AG, Registered Shares	1,013,631	75,269,716
Pargesa Holding SA, Bearer Shares	14,124	998,281
Partners Group Holding AG	8,528	4,583,058
Roche Holding AG	318,909	81,555,747
Schindler Holding AG, Participation Certificates	19,778	3,825,782
Schindler Holding AG, Registered Shares	8,879	1,684,589
SGS SA, Registered Shares	2,378	5,071,365
Sika AG, Bearer Shares	1,024	6,141,657
Sonova Holding AG, Registered Shares	22,962	3,185,174
STMicroelectronics NV	297,130	4,572,118

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Switzerland (continued)
Swatch Group AG, Bearer Shares	14,650	$5,245,108
Swatch Group AG, Registered Shares	23,157	1,612,568
Swiss Life Holding AG, Registered Shares (b)	15,011	4,840,488
Swiss Prime Site AG, Registered Shares (b)	32,445	2,856,723
Swiss Re AG	148,700	13,355,641
Swisscom AG, Registered Shares	12,373	5,703,464
Syngenta AG, Registered Shares	41,535	18,343,539
UBS Group AG, Registered Shares	1,647,451	26,333,867
Zurich Insurance Group AG	68,372	18,245,784

		543,820,365
United Arab Emirates — 0.0%
Mediclinic International PLC	157,077	1,402,964
United Kingdom — 15.3%
3i Group PLC	426,162	4,001,261
Aberdeen Asset Management PLC (b)	401,759	1,333,190
Admiral Group PLC	87,399	2,177,714
Anglo American PLC (b)	646,149	9,872,510
Antofagasta PLC	161,562	1,686,811
Ashtead Group PLC	223,360	4,623,392
Associated British Foods PLC	169,744	5,544,807
AstraZeneca PLC	574,231	35,307,777
Auto Trader Group PLC (c)	426,256	2,092,008
Aviva PLC	1,832,398	12,227,705
Babcock International Group PLC	145,353	1,606,087
BAE Systems PLC	1,445,400	11,632,860
Barclays PLC	7,677,132	21,670,853
Barratt Developments PLC	438,610	3,004,489
Berkeley Group Holdings PLC	55,587	2,235,127
BHP Billiton PLC	949,417	14,643,730
BP PLC	8,589,210	49,440,484
British American Tobacco PLC	846,280	56,147,310
British Land Co. PLC	470,834	3,599,094
BT Group PLC	3,872,114	15,461,812
Bunzl PLC	162,099	4,711,487
Burberry Group PLC	206,787	4,462,607
Capita PLC	296,274	2,095,434
Carnival PLC	90,341	5,178,143
Centrica PLC	2,534,394	6,901,126
Cobham PLC	902,195	1,504,146
Coca-Cola European Partners PLC	104,815	3,915,054
Compass Group PLC	738,082	13,935,142
Croda International PLC	56,852	2,539,372
Diageo PLC	1,143,227	32,736,519
Direct Line Insurance Group PLC	569,933	2,479,684
Dixons Carphone PLC	437,899	1,744,110
easyJet PLC	78,213	1,005,565
Fiat Chrysler Automobiles NV (b)	397,406	4,341,786
G4S PLC	679,699	2,591,093

Common Stocks	Shares	Value
United Kingdom (continued)
GKN PLC	753,533	$3,432,164
GlaxoSmithKline PLC	2,213,395	46,022,996
Hammerson PLC	343,967	2,459,491
Hargreaves Lansdown PLC	115,669	1,884,152
Hikma Pharmaceuticals PLC	73,381	1,822,728
HSBC Holdings PLC	8,986,343	73,300,246
IMI PLC	111,940	1,674,751
Imperial Brands PLC	435,181	21,090,465
Inmarsat PLC	192,227	2,047,933
InterContinental Hotels Group PLC	81,524	3,992,957
Intertek Group PLC	68,770	3,385,049
Intu Properties PLC	389,576	1,362,952
Investec PLC	283,324	1,931,946
ITV PLC	1,564,393	4,294,517
J. Sainsbury PLC	809,818	2,682,266
Johnson Matthey PLC	83,990	3,240,506
Kingfisher PLC	932,109	3,813,809
Land Securities Group PLC	327,544	4,350,192
Legal & General Group PLC	2,717,993	8,416,101
Lloyds Banking Group PLC	29,025,494	24,139,933
London Stock Exchange Group PLC	148,670	5,914,755
Marks & Spencer Group PLC	719,432	3,038,791
Meggitt PLC	341,331	1,905,066
Merlin Entertainments PLC (c)	336,452	2,022,427
Mondi PLC	164,933	3,985,005
National Grid PLC	1,708,391	21,674,871
Next PLC	60,816	3,289,953
Old Mutual PLC	2,311,690	5,817,769
Pearson PLC	406,437	3,465,629
Persimmon PLC	146,875	3,853,501
Petrofac Ltd.	116,652	1,347,486
Provident Financial PLC	76,598	2,878,089
Prudential PLC	1,166,766	24,645,959
Randgold Resources Ltd.	40,485	3,537,589
Reckitt Benckiser Group PLC	284,907	26,009,648
RELX NV	457,299	8,483,624
RELX PLC	501,205	9,812,671
Rio Tinto PLC	560,693	22,577,814
Rolls-Royce Holdings PLC (b)	845,082	7,983,538
Royal Bank of Scotland Group PLC (b)	1,672,668	5,071,941
Royal Mail PLC	456,657	2,432,174
RSA Insurance Group PLC	435,270	3,196,581
Sage Group PLC	468,010	3,697,018
Schroders PLC	59,568	2,260,708
Segro PLC	423,657	2,422,202
Severn Trent PLC	104,757	3,124,801
Shire PLC	410,121	23,896,567
Sky PLC	487,030	5,956,279
Smith & Nephew PLC	407,012	6,197,080
Smiths Group PLC	176,821	3,592,730
SSE PLC	473,203	8,745,305
St. James’s Place PLC	256,126	3,409,277

10	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Standard Chartered PLC (b)	1,505,842	$14,403,268
Standard Life PLC	957,560	4,257,649
Tate & Lyle PLC	203,762	1,952,576
Taylor Wimpey PLC	1,607,419	3,887,996
Tesco PLC (b)	3,737,928	8,699,519
Travis Perkins PLC	104,893	1,989,923
Unilever PLC	585,247	28,868,632
United Utilities Group PLC	298,352	3,714,774
Vodafone Group PLC	12,099,759	31,531,780
Weir Group PLC	98,065	2,358,972
Whitbread PLC	87,816	4,357,395
William Hill PLC	398,465	1,453,133
WM Morrison Supermarkets PLC	964,916	2,903,701
Wolseley PLC	116,308	7,322,928
Worldpay Group PLC (c)	767,013	2,835,817
WPP PLC	590,632	12,946,107

		933,526,461
Total Common Stocks — 96.8%		5,895,121,543

Preferred Stock — 0.2%
Germany — 0.2%
Volkswagen AG, Preference Shares, 0.00%	82,775	12,066,982
Total Preferred Securities — 0.2%		12,066,982

Rights	Shares	Value
Rights — 0.0%
Germany — 0.0%
Deutsche Bank AG (Expires 04/06/17) (b)	615,016	$1,469,662

Total Long-Term Investments (Cost — $5,539,996,184) — 97.0%		5,908,658,187

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (e)(f)	23,117,147	23,117,147

	Investment Value (000)
SL Liquidity Series, LLC, Money Market Series, 1.02% (e)(f)(g)	$5,442	5,442,690
Total Short-Term Securities (Cost — $28,560,209) — 0.5%		28,559,837
Total Investments (Cost — $5,568,556,393*) — 97.5%		5,937,218,024
Other Assets Less Liabilities — 2.5%		154,520,022

Net Assets — 100.0%		$6,091,738,046

* As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$5,633,802,698

Gross unrealized appreciation		$534,898,315
Gross unrealized depreciation		(231,482,989)

Net unrealized appreciation		$303,415,326

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of the security, is on loan.

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock International Index Fund

(e)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Depreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	25,377,782	—		(2,260,635)[1]	23,117,147	$23,117,147	$31,771		—	—
SL Liquidity Series, LLC, Money Market Series	1,766,646	3,675,499	[2]	—	5,442,145	$5,442,689	$134,936	[3]	$96	$(384)
Total						$28,559,836	$166,707		$96	$(384)

[1]	Represents net shares/investment value sold.
[2]	Represents net shares/investment value purchased.
[3]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrower of securities.

(f)	Current yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
1,658	Euro STOXX 50 Index	June 2017	$60,597,514	$ 1,156,881
459	FTSE 100 Index	June 2017	$41,840,041	80,938
476	Nikkei 225 Index	June 2017	$40,404,204	(456,590)
199	SPI 200 Index	June 2017	$22,227,655	302,796
Total				$ 1,084,025

Portfolio Abbreviations

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

12	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock International Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$447,432,516	$8	$447,432,524
Austria	—	11,991,567	—	11,991,567
Belgium	—	68,527,512	—	68,527,512
Denmark	—	96,787,645	—	96,787,645
Finland	—	56,981,295	—	56,981,295
France	—	594,757,784	—	594,757,784
Germany	$8,235,742	533,391,042	—	541,626,784
Hong Kong	5,223,441	201,834,917	—	207,058,358
Ireland	5,957,433	36,291,287	—	42,248,720
Israel	25,081,710	14,464,978	—	39,546,688
Italy	—	116,552,222	—	116,552,222
Japan	—	1,385,988,049	—	1,385,988,049
Luxembourg	—	3,542,121	—	3,542,121
Mexico	—	1,868,765	—	1,868,765
Netherlands	53,926,549	246,328,045	—	300,254,594
New Zealand	1,003,573	9,317,634	—	10,321,207
Norway	—	37,751,009	—	37,751,009

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	13

Schedule of Investments (concluded)	BlackRock International Index Fund

Portugal	—	7,870,339	—	7,870,339
Singapore	—	78,397,986	—	78,397,986
Spain	—	196,986,611	—	196,986,611
Sweden	—	169,879,973	—	169,879,973
Switzerland	12,269,283	531,551,082	—	543,820,365
United Arab Emirates	—	1,402,964	—	1,402,964
United Kingdom	2,095,434	931,431,027	—	933,526,461
Preferred Stock	—	12,066,982	—	12,066,982
Rights	1,469,662	—	—	1,469,662
Short-Term Securities	23,117,147	—	—	23,117,147

Subtotal	$138,379,974	$5,793,395,352	$8	$5,931,775,334

Investments Valued at NAV[1]				5,442,690

Total	$138,379,974	$5,793,395,352	$8	$5,937,218,024

Derivative Financial Instruments [2]
Assets:
Equity contracts	$1,540,615	—	—	$1,540,615
Liabilities:
Equity contracts	(456,590)	—	—	(456,590)

Total	$1,084,025	—	—	$1,084,025

[1]	As of March 31, 2017, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

14	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Small Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$481,640,679
Total Investments (Cost — $437,570,263) – 100.0%	481,640,679
Liabilities in Excess of Other Assets — (0.0)%	(27,207)

Net Assets — 100.0%	$481,613,472

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $481,640,679 and 61.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.1%
Cogint, Inc. (a)	4,766	$22,162
Marchex, Inc., Class B (a)	9,758	26,542
MDC Partners, Inc., Class A	21,057	197,936
National CineMedia, Inc.	24,876	314,184
QuinStreet, Inc. (a)	13,109	51,125
Trade Desk, Inc., Class A (a)	3,868	144,083
Viad Corp.	7,968	360,153

		1,116,185
Aerospace — 1.2%
AAR Corp.	13,806	464,296
Aerojet Rocketdyne Holdings, Inc. (a)	24,728	536,598
Aerovironment, Inc. (a)	7,989	223,932
Astronics Corp. (a)	7,414	235,246
Cubic Corp.	10,464	552,499
Curtiss-Wright Corp.	17,836	1,627,713
Ducommun, Inc. (a)	4,176	120,227
Esterline Technologies Corp. (a)	12,093	1,040,603
Kaman Corp.	11,255	541,703
KLX, Inc. (a)	21,237	949,294
Kratos Defense & Security Solutions, Inc. (a)	26,774	208,302
Moog, Inc., Class A (a)	12,810	862,753
Teledyne Technologies, Inc. (a)	13,709	1,733,640
Triumph Group, Inc.	20,895	538,046

		9,634,852
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,015	26,796
Andersons, Inc.	10,530	399,087
Cal-Maine Foods, Inc. (b)	12,703	467,470
Calavo Growers, Inc.	6,086	368,812
Fresh Del Monte Produce, Inc.	12,905	764,363
Limoneira Co.	5,348	111,827
Sanderson Farms, Inc.	8,092	840,273
Seaboard Corp.	102	425,285

		3,403,913
Air Transport — 0.5%
Air Transport Services Group, Inc. (a)	19,586	314,355
Allegiant Travel Co.	5,216	835,864
Atlas Air Worldwide Holdings, Inc. (a)	10,109	560,544
Bristow Group, Inc.	12,877	195,859
Era Group, Inc. (a)	6,888	91,335
Hawaiian Holdings, Inc. (a)	21,133	981,628
PHI, Inc. (a)	3,821	45,776
SkyWest, Inc.	20,102	688,493

		3,713,854
Alternative Energy — 0.3%
Ameresco, Inc., Class A (a)	7,361	48,215

Common Stocks	Shares	Value
Alternative Energy (continued)
Atlantica Yield PLC	24,838	$520,604
Cobalt International Energy, Inc. (a)	160,711	85,723
EnerNOC, Inc. (a)	8,865	53,190
EP Energy Corp., Class A (a)(b)	16,244	77,159
Green Brick Partners, Inc. (a)	9,651	96,027
Green Plains, Inc.	14,298	353,876
REX American Resources Corp. (a)	2,340	211,747
TerraForm Global, Inc., Class A	35,158	168,758
TerraForm Power, Inc., Class A (a)	34,232	423,450
Vivint Solar, Inc. (a)(b)	7,937	22,224

		2,060,973
Aluminum — 0.1%
Century Aluminum Co. (a)	19,961	253,305
Kaiser Aluminum Corp.	7,130	569,687

		822,992
Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp., Class A	4,608	65,111
B. Riley Financial, Inc.	3,026	45,390
Cohen & Steers, Inc.	8,807	352,016
Cowen Group, Inc., Class A (a)	10,650	159,218
Diamond Hill Investment Group, Inc.	1,240	241,242
Fifth Street Asset Management, Inc.	1,579	7,263
Financial Engines, Inc.	21,559	938,894
GAMCO Investors, Inc., Class A	2,292	67,820
KCG Holdings, Inc., Class A (a)	16,969	302,557
Manning & Napier, Inc.	19,028	108,460
Medley Management, Inc.	1,457	12,093
OM Asset Management PLC	16,223	245,292
Oppenheimer Holdings, Inc., Class A	4,802	82,114
PJT Partners, Inc., Class A	7,256	254,613
Pzena Investment Management, Inc., Class A	4,681	46,061
Silvercrest Asset Management Group, Inc., Class A	2,757	36,668
Virtus Investment Partners, Inc.	2,173	230,121
Waddell & Reed Financial, Inc., Class A	31,126	529,142
Westwood Holdings Group, Inc.	3,278	175,078
Wins Finance Holdings, Inc. (a)(b)	514	74,525
WisdomTree Investments, Inc. (b)	45,735	415,274

		4,388,952
Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	31,222	586,349
Dana, Inc.	60,494	1,168,139
Dorman Products, Inc. (a)	10,797	886,758
Fox Factory Holding Corp. (a)	8,496	243,835

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Auto Parts (continued)
Gentherm, Inc. (a)	14,890	$584,433
Horizon Global Corp. (a)	8,829	122,547
Meritor, Inc. (a)	33,909	580,861
Metaldyne Performance Group, Inc.	5,933	135,569
Standard Motor Products, Inc.	8,922	438,427
Stoneridge, Inc. (a)	10,266	186,225
Superior Industries International, Inc.	9,787	248,100
Tenneco, Inc.	21,178	1,321,931
Tower International, Inc.	8,047	218,074
Unique Fabricating, Inc.	1,757	21,137
Workhorse Group, Inc. (a)(b)	3,137	8,250

		6,750,635
Auto Services — 0.1%
Cooper Tire & Rubber Co.	22,509	998,274
Back Office Support, HR & Consulting — 1.9%
Advisory Board Co. (a)	16,782	785,398
Angie’s List, Inc. (a)	17,138	97,687
Barrett Business Services, Inc.	2,693	147,092
CBIZ, Inc. (a)	20,632	279,564
CEB, Inc.	12,927	1,016,062
Convergys Corp.	37,159	785,913
CRA International, Inc.	3,416	120,687
DHI Group, Inc. (a)	20,767	82,030
ExlService Holdings, Inc. (a)	13,310	630,362
Forrester Research, Inc.	3,971	157,847
FTI Consulting, Inc. (a)	17,216	708,783
GP Strategies Corp. (a)	5,004	126,601
Hackett Group, Inc.	9,370	182,621
Heidrick & Struggles International, Inc.	7,393	194,805
Huron Consulting Group, Inc. (a)	8,598	361,976
ICF International, Inc. (a)	7,145	295,088
Insperity, Inc.	6,342	562,218
Kelly Services, Inc., Class A	11,607	253,729
Kforce, Inc.	9,917	235,529
Korn/Ferry International	23,535	741,117
Liquidity Services, Inc. (a)	8,361	66,888
MAXIMUS, Inc.	26,178	1,628,272
Navigant Consulting, Inc. (a)	20,177	461,246
NV5 Global Inc. (a)	3,007	113,063
On Assignment, Inc. (a)	20,792	1,009,036
Patriot National, Inc. (a)(b)	3,725	10,504
Paylocity Holding Corp. (a)	8,307	320,899
PFSweb, Inc. (a)	5,043	32,931
Resources Connection, Inc.	13,166	220,530
RPX Corp. (a)	21,229	254,748
ServiceSource International, Inc. (a)	24,678	95,751
Sykes Enterprises, Inc. (a)	15,379	452,143
TeleTech Holdings, Inc.	6,755	199,948

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (continued)
TriNet Group, Inc. (a)	17,525	$506,472
TrueBlue, Inc. (a)	17,040	466,044
WageWorks, Inc. (a)	14,626	1,057,460

		14,661,044
Banks: Diversified — 10.7%
1st Source Corp.	6,061	284,564
Access National Corp. (b)	2,690	80,754
ACNB Corp.	2,027	58,479
Allegiance Bancshares, Inc. (a)	4,477	166,544
Ambac Financial Group, Inc. (a)	11,687	220,417
American National Bankshares, Inc.	3,435	127,954
Ameris Bancorp	13,839	637,978
Ames National Corp. (b)	3,345	102,357
Arrow Financial Corp.	4,648	157,567
Atlantic Capital Bancshares, Inc. (a)	7,122	134,962
Bancfirst Corp.	3,227	290,107
Banco Latinoamericano de Comercio Exterior SA	12,677	351,660
Bancorp, Inc. (a)	17,555	89,531
BancorpSouth, Inc.	34,930	1,056,632
Bank of Marin Bancorp	2,440	157,014
Bank of NT Butterfield & Son, Ltd.	4,798	153,104
Bank of the Ozarks, Inc.	35,485	1,845,575
Bankwell Financial Group, Inc.	1,910	65,685
Banner Corp.	12,421	691,104
Bar Harbor Bankshares	6,030	199,472
Beneficial Bancorp, Inc.	29,920	478,720
BNC Bancorp	16,459	576,888
Boston Private Financial Holdings, Inc.	34,170	560,388
Bridge Bancorp, Inc.	7,197	251,895
Bryn Mawr Bank Corp.	6,425	253,787
C&F Financial Corp.	1,151	53,291
Camden National Corp.	6,041	266,046
Capital City Bank Group, Inc.	4,620	98,822
Capitol Federal Financial, Inc.	51,749	757,088
Capstar Financial Holdings, Inc. (a)	1,440	27,461
Cardinal Financial Corp.	12,299	368,232
Carolina Financial Corp.	4,831	144,930
Cascade Bancorp (a)	10,653	82,135
Cathay General Bancorp	30,093	1,133,904
Centerstate Banks, Inc.	20,194	523,025
Central Pacific Financial Corp.	11,882	362,876
Central Valley Community Bancorp	3,041	62,341
Century Bancorp, Inc., Class A	976	59,365
Charter Financial Corp.	6,231	122,564
Chemical Financial Corp.	26,604	1,360,795
Chemung Financial Corp.	813	32,114
Citizens & Northern Corp.	3,803	88,534
City Holding Co.	6,442	415,380
CNB Financial Corp.	5,702	136,221

2	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
CoBiz Financial, Inc.	14,510	$243,768
Codorus Valley Bancorp, Inc.	2,725	70,605
Columbia Banking System, Inc.	23,780	927,182
Community Bank System, Inc.	17,260	948,955
Community Trust Bancorp, Inc.	6,146	281,179
ConnectOne Bancorp, Inc.	13,672	331,546
County Bancorp, Inc.	1,834	53,296
CU Bancorp (a)	6,274	248,764
Customers Bancorp, Inc. (a)	10,979	346,168
CVB Financial Corp.	40,345	891,221
Eagle Bancorp, Inc. (a)	12,318	735,385
Enterprise Bancorp, Inc.	3,719	129,272
Enterprise Financial Services Corp.	8,221	348,570
Equity Bancshares, Inc., Class A (a)	3,115	98,964
EverBank Financial Corp.	42,361	825,192
Farmers Capital Bank Corp.	3,024	122,170
Farmers National Banc Corp.	10,105	145,007
FB Financial Corp. (a)	2,494	88,188
Fidelity Southern Corp.	8,246	184,545
Financial Institutions, Inc.	5,746	189,331
First Bancorp, Inc.	4,223	115,077
First Bancorp, North Carolina	7,787	228,081
First BanCorp, Puerto Rico (a)	47,955	270,946
First Busey Corp.	12,315	362,061
First Business Financial Services, Inc.	2,613	67,833
First Citizens BancShares, Inc., Class A	3,030	1,016,171
First Commonwealth Financial Corp.	37,887	502,382
First Community Bancshares, Inc.	6,376	159,209
First Community Financial Partners, Inc. (a)	4,742	60,461
First Connecticut Bancorp, Inc.	5,832	144,634
First Financial Bancorp	25,542	701,128
First Financial Bankshares, Inc.	25,958	1,040,916
First Financial Corp.	4,017	190,807
First Foundation, Inc. (a)	10,837	168,082
First Internet Bancorp	2,992	88,264
First Interstate Bancsystem, Inc., Class A	8,948	354,788
First Merchants Corp.	16,623	653,616
First Mid-Illinois Bancshares, Inc.	2,632	89,067
First Midwest Bancorp, Inc.	32,947	780,185
First NBC Bank Holding Co. (a)(b)	5,355	21,420
First Northwest Bancorp (a)	3,960	61,380
First of Long Island Corp.	8,344	225,705
Flagstar Bancorp, Inc. (a)	9,127	257,290
FNB Corp.	129,197	1,921,159
Franklin Financial Network, Inc. (a)	4,625	179,219
Fulton Financial Corp.	68,768	1,227,509
German American Bancorp, Inc.	5,516	261,127
Glacier Bancorp, Inc.	30,479	1,034,152
Great Western Bancorp, Inc.	24,123	1,023,056

Common Stocks	Shares	Value
Banks: Diversified (continued)
Guaranty Bancorp	7,000	$170,450
Hancock Holding Co.	33,715	1,535,718
Hanmi Financial Corp.	13,297	408,883
HarborOne Bancorp, Inc. (a)	6,018	114,282
Heartland Financial USA, Inc.	9,712	485,114
Heritage Commerce Corp.	10,660	150,306
Heritage Oaks Bancorp	9,745	130,096
Home BancShares, Inc.	48,963	1,325,428
Hope Bancorp, Inc.	51,591	988,999
Horizon Bancorp	7,525	197,305
Iberiabank Corp.	19,450	1,538,495
Independent Bank Corp.	18,502	856,293
Independent Bank Group, Inc.	4,750	305,425
International Bancshares Corp.	22,128	783,331
Janus Capital Group, Inc.	59,413	784,252
Lakeland Bancorp, Inc.	16,566	324,694
Lakeland Financial Corp.	10,225	440,902
LCNB Corp.	2,841	67,758
Live Oak Bancshares, Inc.	7,893	170,883
Macatawa Bank Corp.	10,785	106,556
MainSource Financial Group, Inc.	8,932	294,131
MB Financial, Inc.	30,811	1,319,327
MBT Financial Corp.	6,131	69,587
Mercantile Bank Corp.	6,220	213,968
Merchants Bancshares, Inc.	2,346	114,250
Middleburg Financial Corp.	1,526	61,101
Midland States Bancorp, Inc.	1,302	44,776
National Bank Holdings Corp., Class A	10,375	337,187
National Bankshares, Inc.	2,225	83,549
National Commerce Corp. (a)	3,565	130,479
NBT Bancorp, Inc.	17,548	650,504
Nicolet Bankshares, Inc. (a)	3,122	147,795
Northrim BanCorp, Inc.	2,202	66,170
OFG Bancorp	20,117	237,381
Old Line Bancshares, Inc.	2,828	80,541
Old National Bancorp	54,162	939,711
Old Second Bancorp, Inc.	11,719	131,839
Opus Bank	6,893	138,894
Orrstown Financial Services, Inc.	2,428	54,266
Pacific Continental Corp.	8,139	199,405
Pacific Mercantile Bancorp (a)	5,653	42,680
Pacific Premier Bancorp, Inc. (a)	11,288	435,152
Paragon Commercial Corp. (a)	497	26,585
Park National Corp.	5,647	594,064
Park Sterling Corp.	20,111	247,566
Peapack Gladstone Financial Corp.	6,167	182,482
Penns Woods Bancorp, Inc.	1,510	65,610
People’s Utah Bancorp	5,306	140,344
Peoples Bancorp, Inc.	6,426	203,447
Peoples Financial Services Corp.	2,292	95,806
Pinnacle Financial Partners, Inc.	19,023	1,264,078
Preferred Bank	4,661	250,109
Premier Financial Bancorp, Inc.	3,144	66,118

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
PrivateBancorp, Inc.	31,380	$1,863,031
Prosperity Bancshares, Inc.	26,771	1,866,206
Provident Financial Services, Inc.	24,745	639,658
QCR Holdings, Inc.	4,576	193,794
Renasant Corp.	17,965	713,031
Republic Bancorp, Inc., Class A	3,941	135,531
Republic First Bancorp, Inc. (a)	20,238	167,975
S&T Bancorp, Inc.	14,737	509,900
Sandy Spring Bancorp, Inc.	10,190	417,688
Seacoast Banking Corp. of Florida (a)	13,111	314,402
ServisFirst Bancshares, Inc.	18,406	669,610
Shore Bancshares, Inc.	4,291	71,703
Sierra Bancorp	4,977	136,519
Simmons First National Corp., Class A	12,286	677,573
South State Corp.	10,671	953,454
Southern First Bancshares, Inc. (a)	2,023	66,051
Southern National Bancorp of Virginia, Inc.	3,786	64,097
Southside Bancshares, Inc.	10,335	346,946
Southwest Bancorp, Inc.	7,110	185,927
State Bank Financial Corp.	15,847	413,924
Stock Yards Bancorp, Inc.	8,286	336,826
Stonegate Bank	4,814	226,691
Summit Financial Group, Inc.	2,784	59,967
Texas Capital Bancshares, Inc. (a)	19,913	1,661,740
Tompkins Financial Corp.	6,033	485,958
TowneBank	22,380	725,112
Trico Bancshares	8,219	292,021
Tristate Capital Holdings, Inc. (a)	8,672	202,491
Triumph Bancorp, Inc. (a)	6,155	158,799
TrustCo Bank Corp. NY	40,492	317,862
Trustmark Corp.	27,589	877,054
UMB Financial Corp.	18,163	1,367,856
Umpqua Holdings Corp.	88,504	1,570,061
Union Bankshares Corp.	18,049	634,964
Union Bankshares, Inc.	1,355	58,197
United Bankshares, Inc.	27,840	1,176,240
United Community Banks, Inc.	28,798	797,417
United Community Financial Corp.	18,116	151,087
Univest Corp. of Pennsylvania	9,618	249,106
Valley National Bancorp	101,241	1,194,644
Veritex Holdings, Inc. (a)	4,761	133,879
Washington Trust Bancorp, Inc.	6,522	321,535
WashingtonFirst Bankshares, Inc.	2,803	78,484
Webster Financial Corp.	36,624	1,832,665
WesBanco, Inc.	16,951	646,003
West BanCorp., Inc.	6,768	155,326
Westamerica BanCorp	10,518	587,220
Wintrust Financial Corp.	20,787	1,436,797
Xenith Bankshares, Inc. (a)	2,497	63,349

		83,523,738

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending — 1.8%
Astoria Financial Corp.	37,484	$768,797
Banc of California, Inc.	19,425	402,097
Bank Mutual Corp.	17,213	161,802
BankFinancial Corp.	5,048	73,297
Bear State Financial, Inc.	6,083	57,180
Berkshire Hills Bancorp, Inc.	14,500	522,725
BofI Holding, Inc. (a)	24,040	628,165
Brookline Bancorp, Inc.	27,158	425,023
BSB Bancorp, Inc. (a)	2,871	81,106
Clifton Bancorp, Inc.	9,356	151,474
Dime Community Bancshares, Inc.	12,153	246,706
ESSA Bancorp, Inc.	3,002	43,769
First Defiance Financial Corp.	3,513	173,929
First Financial Northwest, Inc.	2,488	43,963
Flushing Financial Corp.	12,250	329,157
Great Southern Bancorp, Inc.	4,239	214,070
Greene County Bancorp, Inc. (b)	637	14,874
Heritage Financial Corp.	11,836	292,941
Hingham Institution for Savings	464	82,058
Home Bancorp, Inc.	1,905	64,294
HomeStreet, Inc. (a)	10,575	295,571
Investors Bancorp, Inc.	119,791	1,722,595
Kearny Financial Corp.	37,322	561,696
Ladder Capital Corp.	17,823	257,364
LegacyTexas Financial Group, Inc.	17,761	708,664
Meridian Bancorp, Inc.	18,967	347,096
MutualFirst Financial, Inc.	1,789	56,443
Northfield Bancorp, Inc.	19,255	346,975
Northwest Bancshares, Inc.	38,770	652,887
OceanFirst Financial Corp.	10,215	287,808
Ocwen Financial Corp. (a)	46,324	253,392
Oritani Financial Corp.	14,783	251,311
Provident Bancorp, Inc. (a)	1,130	23,674
Provident Financial Holdings, Inc.	2,316	43,193
SI Financial Group, Inc.	3,707	52,083
Southern Missouri Bancorp, Inc.	2,000	71,040
Sterling Bancorp	51,727	1,225,930
Territorial Bancorp, Inc.	2,476	77,177
United Financial Bancorp, Inc.	20,284	345,031
Washington Federal, Inc.	37,153	1,229,764
Waterstone Financial, Inc.	9,955	181,679
Western New England Bancorp, Inc.	9,468	99,414
WSFS Financial Corp.	11,690	537,155

		14,405,369
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	3,614	522,765
Craft Brew Alliance, Inc. (a)	5,224	69,741
Primo Water Corp. (a)	9,081	123,320

		715,826

4	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,879	$387,112
Farmer Bros Co. (a)	3,344	118,210
National Beverage Corp.	4,838	408,956

		914,278
Biotechnology — 4.6%
Acceleron Pharma, Inc. (a)	10,659	282,144
Acorda Therapeutics, Inc. (a)	18,232	382,872
Aduro Biotech, Inc. (a)	14,518	156,069
Advaxis, Inc. (a)(b)	14,253	116,447
Adverum Biotechnologies, Inc. (a)	8,807	23,779
Aevi Genomic Medicine, Inc. (a)	8,340	15,512
Agenus, Inc. (a)	29,663	111,830
Aimmune Therapeutics, Inc. (a)	10,063	218,669
Akebia Therapeutics, Inc. (a)	14,621	134,513
Albany Molecular Research, Inc. (a)	10,391	145,786
Alder Biopharmaceuticals, Inc. (a)	18,425	383,240
AMAG Pharmaceuticals, Inc. (a)	13,777	310,671
Amicus Therapeutics, Inc. (a)	56,414	402,232
AnaptysBio, Inc. (a)	2,034	56,444
Anavex Life Sciences Corp. (a)(b)	10,887	62,491
ANI Pharmaceuticals, Inc. (a)	3,099	153,432
Anthera Pharmaceuticals, Inc. (a)	11,872	5,052
Applied Genetic Technologies Corp. (a)	4,350	30,015
Aptevo Therapeutics, Inc. (a)	5,222	10,757
Ardelyx, Inc. (a)	12,442	157,391
Arena Pharmaceuticals, Inc. (a)	99,777	145,674
Array BioPharma, Inc. (a)	67,986	607,795
Asterias Biotherapeutics, Inc. (a)(b)	7,440	25,296
Atara Biotherapeutics, Inc. (a)	9,341	191,958
Athersys, Inc. (a)(b)	65,047	111,230
Audentes Therapeutics, Inc. (a)	2,160	36,806
Avexis, Inc. (a)	2,323	176,618
Axovant Sciences Ltd. (a)	10,148	151,611
Bellicum Pharmaceuticals, Inc. (a)	8,680	107,111
Bio-Path Holdings, Inc. (a)(b)	29,597	24,480
BioCryst Pharmaceuticals, Inc. (a)	32,214	270,598
BioTelemetry, Inc. (a)	11,404	330,146
BioTime, Inc. (a)	32,329	111,535
Bluebird Bio, Inc. (a)	16,342	1,485,488
Blueprint Medicines Corp. (a)	9,547	381,785
Celldex Therapeutics, Inc. (a)	39,249	141,689
Cellular Biomedicine Group, Inc. (a)(b)	3,833	45,229
ChemoCentryx, Inc. (a)	7,164	52,154
Cidara Therapeutics, Inc. (a)(b)	3,911	30,506
Clearside Biomedical, Inc. (a)	2,671	21,208
Clovis Oncology, Inc. (a)	14,775	940,724
Codexis, Inc. (a)	10,854	52,099
Coherus Biosciences, Inc. (a)	13,202	279,222
Collegium Pharmaceutical, Inc. (a)	5,729	57,634
Curis, Inc. (a)	46,094	128,141

Common Stocks	Shares	Value
Biotechnology (continued)
Cytokinetics, Inc. (a)	13,913	$178,782
CytomX Therapeutics, Inc. (a)	9,649	166,638
CytRx Corp. (a)(b)	31,752	14,104
Dermira, Inc. (a)	11,159	380,634
Dimension Therapeutics, Inc. (a)	4,685	8,199
Dynavax Technologies Corp. (a)	26,898	160,043
Edge Therapeutics, Inc. (a)	5,635	51,335
Editas Medicine, Inc. (a)	4,350	97,092
Eiger Biopharmaceuticals, Inc. (a)	1,304	14,931
Emergent Biosolutions, Inc. (a)	12,833	372,670
Enzo Biochem, Inc. (a)	16,241	135,937
Epizyme, Inc. (a)	15,867	272,119
Exact Sciences Corp. (a)	42,630	1,006,921
Exelixis, Inc. (a)	91,994	1,993,510
FibroGen, Inc. (a)	21,425	528,126
Five Prime Therapeutics, Inc. (a)	10,509	379,900
Flex Pharma, Inc. (a)	3,846	16,922
Fortress Biotech, Inc. (a)	13,017	48,163
Foundation Medicine, Inc. (a)	5,637	181,793
Galena Biopharma, Inc. (a)	3,917	2,389
GenMark Diagnostics, Inc. (a)	17,167	220,081
Genomic Health, Inc. (a)	7,596	239,198
Geron Corp. (a)	62,220	141,239
Global Blood Therapeutics, Inc. (a)	8,456	311,604
GlycoMimetics, Inc. (a)	4,006	21,753
Halozyme Therapeutics, Inc. (a)	44,202	572,858
Heron Therapeutics, Inc. (a)	16,008	240,120
Idera Pharmaceuticals, Inc. (a)	44,386	109,633
Ignyta, Inc. (a)	10,274	88,356
ImmunoGen, Inc. (a)(b)	36,279	140,400
Immunomedics, Inc. (a)	38,592	249,690
INC Research Holdings, Inc., Class A (a)	16,800	770,280
Inovio Pharmaceuticals, Inc. (a)	26,230	173,643
Insmed, Inc. (a)	25,575	447,818
Insys Therapeutics, Inc. (a)(b)	9,761	102,588
Intellia Therapeutics, Inc. (a)	2,361	33,266
Invitae Corp. (a)	10,077	111,452
Jounce Therapeutics, Inc. (a)	2,590	56,954
Kadmon Holdings, Inc. (a)(b)	3,349	12,123
Karyopharm Therapeutics, Inc. (a)	9,569	122,866
Keryx Biopharmaceuticals, Inc. (a)(b)	30,252	186,352
Lexicon Pharmaceuticals, Inc. (a)	16,501	236,624
Ligand Pharmaceuticals, Inc. (a)	7,781	823,541
Lion Biotechnologies, Inc. (a)	22,501	167,632
Loxo Oncology, Inc. (a)	6,876	289,342
MacroGenics, Inc. (a)	12,529	233,039
MannKind Corp. (a)(b)	28,806	42,633
MediciNova, Inc. (a)(b)	10,073	60,337
Merrimack Pharmaceuticals, Inc. (a)	48,347	148,909
Minerva Neurosciences, Inc. (a)	9,449	76,537
Mirati Therapeutics, Inc. (a)	7,649	39,775

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
Momenta Pharmaceuticals, Inc. (a)	26,777	$357,473
Myovant Sciences, Ltd. (a)	3,866	45,387
Myriad Genetics, Inc. (a)	27,397	526,022
NantKwest, Inc. (a)(b)	5,219	18,527
Natera, Inc. (a)	10,927	96,923
Nektar Therapeutics (a)	57,690	1,353,984
Neos Therapeutics, Inc. (a)(b)	10,097	72,698
NewLink Genetics Corp. (a)	8,881	214,032
Novan, Inc. (a)(b)	1,741	11,108
Novavax, Inc. (a)	110,431	141,352
Omeros Corp. (a)(b)	16,278	246,123
OncoMed Pharmaceuticals, Inc. (a)	6,848	63,070
Ophthotech Corp. (a)	10,032	36,717
Organovo Holdings, Inc. (a)(b)	49,022	155,890
Pacific Biosciences of California, Inc. (a)	31,667	163,718
PDL BioPharma, Inc.	69,254	157,207
Penumbra, Inc. (a)	10,638	887,741
Pfenex, Inc. (a)	6,080	35,325
PharmAthene, Inc.	21,732	17,636
PRA Health Sciences, Inc. (a)	9,775	637,623
Progenics Pharmaceuticals, Inc. (a)	27,764	262,092
Protagonist Therapeutics, Inc. (a)(b)	2,522	32,307
Proteostasis Therapeutics, Inc. (a)	2,810	21,974
Prothena Corp. PLC (a)	13,790	769,344
PTC Therapeutics, Inc. (a)	12,751	125,470
Puma Biotechnology, Inc. (a)	11,192	416,342
Ra Pharmaceuticals, Inc. (a)	3,195	68,022
RadNet, Inc. (a)	15,383	90,760
REGENXBIO, Inc. (a)	8,075	155,848
Regulus Therapeutics, Inc. (a)	12,087	19,944
Repligen Corp. (a)	13,299	468,125
Retrophin, Inc. (a)	13,860	255,856
Rigel Pharmaceuticals, Inc. (a)	52,992	175,404
Rockwell Medical, Inc. (a)(b)	19,891	124,518
RTI Surgical, Inc. (a)	24,621	98,484
Sage Therapeutics, Inc. (a)	12,306	874,587
Sangamo Therapeutics, Inc. (a)	28,788	149,698
Sarepta Therapeutics, Inc. (a)	20,264	599,814
Selecta Biosciences, Inc. (a)	1,874	26,836
Seres Therapeutics, Inc. (a)	5,962	67,192
Sorrento Therapeutics, Inc. (a)(b)	8,559	33,808
Spark Therapeutics, Inc. (a)	7,477	398,823
Stemline Therapeutics, Inc. (a)	8,870	75,839
Sucampo Pharmaceuticals, Inc., Class A (a)	9,589	105,479
Synergy Pharmaceuticals, Inc. (a)	79,943	372,534
Synthetic Biologics, Inc. (a)	27,513	17,352
Syros Pharmaceuticals, Inc. (a)	1,755	27,957
TESARO, Inc. (a)	11,502	1,769,813
Tokai Pharmaceuticals, Inc. (a)(b)	2,533	2,116
Trevena, Inc. (a)	27,893	102,367
Trovagene, Inc. (a)(b)	8,835	10,160

Common Stocks	Shares	Value
Biotechnology (continued)
Vanda Pharmaceuticals, Inc. (a)	14,176	$198,464
Veracyte, Inc. (a)	7,261	66,656
Versartis, Inc. (a)	12,446	265,722
Vital Therapies, Inc. (a)	7,428	29,712
vTv Therapeutics, Inc., Class A (a)	1,667	10,919
XBiotech, Inc. (a)(b)	6,242	102,931
Xencor, Inc. (a)	14,237	340,549
ZIOPHARM Oncology, Inc. (a)(b)	46,870	297,156

		35,816,464
Building Materials — 1.2%
Armstrong Flooring, Inc. (a)	9,079	167,235
Builders FirstSource, Inc. (a)	35,090	522,841
Caesarstone Ltd. (a)	10,244	371,345
Continental Building Products, Inc. (a)	15,063	369,043
Gibraltar Industries, Inc. (a)	13,183	543,140
Griffon Corp.	12,967	319,637
Headwaters, Inc. (a)	29,453	691,556
Louisiana-Pacific Corp. (a)	58,525	1,452,590
LSI Industries, Inc.	9,955	100,446
Masonite International Corp. (a)	12,303	975,013
NCI Building Systems, Inc. (a)	10,392	178,223
Patrick Industries, Inc. (a)	5,964	422,848
PGT Innovations, Inc. (a)	17,913	192,565
Quanex Building Products Corp.	13,221	267,725
Simpson Manufacturing Co., Inc.	16,771	722,662
Summit Materials, Inc., Class A (a)	43,629	1,078,073
Trex Co., Inc. (a)	11,785	817,761

		9,192,703
Building: Climate Control — 0.1%
AAON, Inc.	16,469	582,179
Comfort Systems USA, Inc.	15,320	561,478

		1,143,657
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	24,013	1,180,479
Forterra, Inc. (a)	7,624	148,668
Foundation Building Materials, Inc. (a)	5,373	85,807
JELD-WEN Holding, Inc. (a)	9,428	309,710

		1,724,664
Casinos & Gambling — 0.4%
Boyd Gaming Corp. (a)	33,339	733,791
Caesars Acquisition Co., Class A (a)	21,178	326,141
Caesars Entertainment Corp. (a)(b)	21,246	202,899
Century Casinos, Inc. (a)	7,490	56,625
Eldorado Resorts, Inc. (a)	12,496	236,487
Isle of Capri Casinos, Inc. (a)	9,932	261,808
Monarch Casino & Resort, Inc. (a)	4,491	132,664
Penn National Gaming, Inc. (a)	29,616	545,823

6	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Casinos & Gambling (continued)
Scientific Games Corp., Class A (a)	21,423	$506,654

		3,002,892
Cement — 0.1%
US Concrete, Inc. (a)	5,665	365,676
Chemicals: Diversified — 1.7%
Aceto Corp.	11,474	181,404
AgroFresh Solutions, Inc. (a)	8,262	36,105
American Vanguard Corp.	10,804	179,346
Chemours Co.	73,755	2,839,567
Chemtura Corp. (a)	25,435	849,529
CSW Industrials, Inc. (a)	5,752	211,098
GCP Applied Technologies, Inc. (a)	28,845	941,789
Hawkins, Inc.	3,747	183,603
Ingevity Corp. (a)	17,161	1,044,247
Innophos Holdings, Inc.	8,171	440,989
KMG Chemicals, Inc.	3,638	167,603
Landec Corp. (a)	10,985	131,820
LSB Industries, Inc. (a)	9,202	86,315
Olin Corp.	66,564	2,187,959
OMNOVA Solutions, Inc. (a)	16,584	164,182
PolyOne Corp.	33,632	1,146,515
Rayonier Advanced Materials, Inc.	16,494	221,844
Sensient Technologies Corp.	17,784	1,409,560
TerraVia Holdings, Inc. (a)(b)	27,252	19,744
Tronox Ltd., Class A	26,990	497,966
Univar, Inc. (a)	17,428	534,342

		13,475,527
Chemicals: Specialty — 0.5%
Balchem Corp.	12,541	1,033,629
Calgon Carbon Corp.	19,245	280,977
FutureFuel Corp.	10,115	143,431
Innospec, Inc.	9,834	636,752
Kraton Corp. (a)	11,717	362,290
Quaker Chemical Corp.	5,175	681,340
Stepan Co.	8,166	643,562
Valhi, Inc.	9,498	31,153

		3,813,134
Coal — 0.0%
Westmoreland Coal Co. (a)	7,087	102,903
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	10,111	180,481
Green Bancorp, Inc. (a)	8,298	147,704
HomeTrust Bancshares, Inc. (a)	6,833	160,576
Sun Bancorp, Inc.	3,582	87,401

		576,162
Commercial Finance & Mortgage Companies — 0.3%
Capital Bank Financial Corp., Class A	9,864	428,098

Common Stocks	Shares	Value
Commercial Finance & Mortgage Companies (continued)
Federal Agricultural Mortgage Corp., Class C	3,929	$226,192
Impac Mortgage Holdings, Inc. (a)(b)	3,524	43,909
Meta Financial Group, Inc.	3,307	292,669
Nationstar Mortgage Holdings, Inc. (a)	14,358	226,282
NewStar Financial, Inc.	8,053	85,201
On Deck Capital, Inc. (a)	20,664	104,147
PennyMac Financial Services, Inc. (a)(c)	3,162	53,912
RE/MAX Holdings, Inc., Class A	6,894	409,848
Walker & Dunlop, Inc. (a)	11,524	480,436

		2,350,694
Commercial Services & Supplies — 0.1%
Aqua Metals, Inc. (a)(b)	4,390	85,781
ARC Document Solutions, Inc. (a)	14,227	49,083
Collectors Universe, Inc.	2,595	67,729
Hill International, Inc. (a)	11,007	45,679
Information Services Group, Inc. (a)	11,737	36,971
National Research Corp.	2,738	53,939
Weight Watchers International, Inc. (a)(b)	10,917	169,978

		509,160
Commercial Services: Rental & Leasing — 0.6%
Aircastle Ltd.	20,000	482,600
CAI International, Inc. (a)	6,781	106,733
GATX Corp.	16,578	1,010,595
GMS, Inc. (a)	2,996	104,980
H&E Equipment Services, Inc.	12,640	309,933
Marlin Business Services Corp.	2,944	75,808
McGrath RentCorp	9,245	310,355
Mobile Mini, Inc.	17,956	547,658
Neff Corp., Class A (a)	3,212	62,473
NOW, Inc. (a)	42,926	728,025
PHH Corp. (a)	22,516	286,629
Rush Enterprises, Inc., Class B (a)	2,370	73,896
SiteOne Landscape Supply, Inc. (a)	4,460	215,908
Triton International, Ltd.	16,695	430,564
Willis Lease Finance Corp. (a)	1,223	27,334

		4,773,491
Commercial Vehicles & Parts — 0.4%
Blue Bird Corp. (a)(b)	1,689	28,966
Cooper-Standard Holding, Inc. (a)	5,940	658,924
Miller Industries, Inc.	3,561	93,833
Modine Manufacturing Co. (a)	17,900	218,380
Motorcar Parts of America, Inc. (a)	6,887	211,638
Navistar International Corp. (a)	20,116	495,256
REV Group, Inc. (a)	4,823	132,970
Rush Enterprises, Inc., Class A (a)	12,565	415,650

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	7

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Commercial Vehicles & Parts (continued)
Spartan Motors, Inc.	13,504	$108,032
Strattec Security Corp.	1,119	31,108
Wabash National Corp.	23,684	490,022

		2,884,779
Communications Equipment — 0.0%
Aerohive Networks, Inc. (a)	8,081	34,021
Communications Technology — 1.8%
ADTRAN, Inc.	19,175	397,881
Anixter International, Inc. (a)	11,582	918,453
Bel Fuse, Inc., Class B	3,776	96,477
Black Box Corp.	4,851	43,416
Calix, Inc. (a)	16,909	122,590
Ciena Corp. (a)	56,141	1,325,489
Comtech Telecommunications Corp.	9,499	140,015
Digi International, Inc. (a)	10,382	123,546
DigitalGlobe, Inc. (a)	25,482	834,535
Extreme Networks, Inc. (a)	40,490	304,080
Finisar Corp. (a)	43,610	1,192,297
General Cable Corp.	19,303	346,489
Harmonic, Inc. (a)	30,483	181,374
Infinera Corp. (a)	57,503	588,256
Intelsat SA (a)	13,917	57,756
InterDigital, Inc.	14,186	1,224,252
Ixia (a)	26,399	518,740
KVH Industries, Inc. (a)	4,697	39,455
Loral Space & Communications, Inc. (a)	5,619	221,389
Lumentum Holdings, Inc. (a)	19,857	1,059,371
NeoPhotonics Corp. (a)	12,140	109,381
NETGEAR, Inc. (a)	13,287	658,371
Numerex Corp., Class A (a)	4,427	21,117
Plantronics, Inc.	13,572	734,381
Quantenna Communications, Inc. (a)	2,498	52,033
Rightside Group Ltd. (a)	3,730	37,002
RingCentral, Inc., Class A (a)	24,164	683,841
ShoreTel, Inc. (a)	26,553	163,301
Sonus Networks, Inc. (a)	19,518	128,624
TeleNav, Inc. (a)	13,470	116,515
ViaSat, Inc. (a)	20,804	1,327,711

		13,768,138
Computer Services Software & Systems — 4.8%
A10 Networks, Inc. (a)	17,721	162,147
ACI Worldwide, Inc. (a)	47,205	1,009,715
Acxiom Corp. (a)	31,641	900,819
Alarm.com Holdings, Inc. (a)	4,140	127,264
ALJ Regional Holdings, Inc. (a)	6,657	24,764
American Software, Inc., Class A	8,532	87,709
Appfolio, Inc., Class A (a)	2,431	66,123
Aspen Technology, Inc. (a)	31,243	1,840,838

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Autobytel, Inc. (a)	2,405	$30,135
Avid Technology, Inc. (a)	14,722	68,605
Bankrate, Inc. (a)	18,126	174,916
Barracuda Networks, Inc. (a)	9,455	218,505
Bazaarvoice, Inc. (a)	32,214	138,520
Benefitfocus, Inc. (a)	5,036	140,756
Blackbaud, Inc.	19,102	1,464,550
Blackline, Inc. (a)	4,258	126,718
Blucora, Inc. (a)	16,511	285,640
Bottomline Technologies, Inc. (a)	17,067	403,635
Box, Inc., Class A (a)	20,754	338,498
Brightcove, Inc. (a)	12,796	113,884
BroadSoft, Inc. (a)	12,379	497,636
CACI International, Inc., Class A (a)	9,856	1,156,109
Callidus Software, Inc. (a)	25,389	542,055
CommVault Systems, Inc. (a)	15,809	803,097
Cornerstone OnDemand, Inc. (a)	20,484	796,623
Coupa Software, Inc. (a)(b)	3,005	76,327
CSG Systems International, Inc.	13,645	515,917
Digimarc Corp. (a)	4,041	109,107
Ebix, Inc.	10,161	622,361
Endurance International Group Holdings, Inc. (a)	23,842	187,160
Envestnet, Inc. (a)	16,881	545,256
EPAM Systems, Inc. (a)	19,450	1,468,864
ePlus, Inc. (a)	2,634	355,722
Everbridge, Inc. (a)	3,198	65,655
Evolent Health, Inc., Class A (a)	6,391	142,519
Exa Corp. (a)	4,666	59,258
Guidance Software, Inc. (a)	7,561	44,610
Hortonworks, Inc. (a)	17,053	167,290
HubSpot, Inc. (a)	11,835	716,609
Imperva, Inc. (a)	11,491	471,706
Jive Software, Inc. (a)	26,001	111,804
KEYW Holding Corp. (a)	18,254	172,318
LendingClub Corp. (a)	134,233	736,939
Limelight Networks, Inc. (a)	30,403	78,440
LivePerson, Inc. (a)	21,122	144,686
LogMeIn, Inc.	20,945	2,042,137
Majesco (a)	1,856	9,577
Mantech International Corp., Class A	9,771	338,370
Mercury Systems, Inc. (a)	18,920	738,826
MicroStrategy, Inc., Class A (a)	3,846	722,279
MINDBODY, Inc., Class A (a)	5,672	155,696
Mitek Systems, Inc. (a)	9,921	65,975
Monotype Imaging Holdings, Inc.	16,487	331,389
NCI, Inc., Class A (a)	3,466	52,163
Netscout Systems, Inc. (a)	36,515	1,385,744
New Relic, Inc. (a)	9,271	343,676
NIC, Inc.	26,509	535,482
Nimble Storage, Inc. (a)	24,425	305,312
PDF Solutions, Inc. (a)	10,554	238,731
Pegasystems, Inc.	14,517	636,570

8	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Perficient, Inc. (a)	14,002	$243,075
Progress Software Corp.	20,872	606,332
Proofpoint, Inc. (a)	16,574	1,232,443
PROS Holdings, Inc. (a)	9,699	234,619
Q2 Holdings, Inc. (a)	10,152	353,797
QAD, Inc., Class A	3,866	107,668
Rapid7, Inc. (a)	8,151	122,102
RealNetworks, Inc. (a)	7,404	35,835
RealPage, Inc. (a)	21,833	761,972
Reis, Inc.	2,951	52,823
Sapiens International Corp. NV	9,587	123,481
Science Applications International Corp.	17,055	1,268,892
SecureWorks Corp., Class A (a)	1,643	15,609
Shutterstock, Inc. (a)	7,349	303,881
SPS Commerce, Inc. (a)	6,474	378,664
Synchronoss Technologies, Inc. (a)	16,464	401,722
SYNNEX Corp.	11,794	1,320,220
Syntel, Inc.	12,612	212,260
TechTarget, Inc. (a)	5,621	50,758
TiVo Corp.	47,426	889,237
Unisys Corp. (a)	21,342	297,721
Varonis Systems, Inc. (a)	4,402	139,984
VASCO Data Security International, Inc. (a)	11,696	157,896
Verint Systems, Inc. (a)	25,305	1,097,604
VirnetX Holding Corp. (a)(b)	16,588	38,152
Virtusa Corp. (a)	11,405	344,659
Web.com Group, Inc. (a)	17,287	333,639
Workiva, Inc. (a)	9,013	141,053
Xactly Corp. (a)	9,428	112,193
Zix Corp. (a)	22,123	106,412

		37,698,439
Computer Technology — 0.6%
3D Systems Corp. (a)	44,114	659,945
Cray, Inc. (a)	16,677	365,226
Diebold Nixdorf, Inc.	28,193	865,525
Immersion Corp. (a)	11,722	101,513
Impinj, Inc. (a)	2,241	67,835
Insight Enterprises, Inc. (a)	15,093	620,171
PC Connection, Inc.	4,541	135,276
Pure Storage, Inc., Class A (a)	27,754	272,822
Radisys Corp. (a)	12,325	49,300
Safeguard Scientifics, Inc. (a)	8,863	112,560
Silicom, Ltd.	1,892	93,976
Stratasys Ltd. (a)	19,300	395,457
Super Micro Computer, Inc. (a)	15,092	382,582
Synaptics, Inc. (a)	14,182	702,151
USA Technologies, Inc. (a)	12,406	52,726

		4,877,065
Construction — 0.5%
Aegion Corp. (a)	13,369	306,284

Common Stocks	Shares	Value
Construction (continued)
EMCOR Group, Inc.	24,513	$1,543,093
Granite Construction, Inc.	16,028	804,445
Great Lakes Dredge & Dock Corp. (a)	23,870	95,480
Orion Group Holdings, Inc. (a)	10,978	82,006
Primoris Services Corp.	15,774	366,272
Tutor Perini Corp. (a)	15,716	499,769

		3,697,349
Consumer Electronics — 0.1%
Universal Electronics, Inc. (a)	5,484	375,654
XO Group, Inc. (a)	9,822	169,036
ZAGG, Inc. (a)	9,149	65,873

		610,563
Consumer Lending — 0.6%
Encore Capital Group, Inc. (a)	7,852	241,841
Enova International, Inc. (a)	10,711	159,058
Ezcorp, Inc., Class A (a)	19,371	157,874
FirstCash, Inc.	19,420	954,493
LendingTree, Inc. (a)	2,525	316,509
Marcus & Millichap, Inc. (a)	5,839	143,523
MGIC Investment Corp. (a)	139,698	1,415,141
MoneyGram International, Inc. (a)	11,528	193,786
Nelnet, Inc., Class A	7,948	348,599
PRA Group, Inc. (a)	18,905	626,701
Regional Management Corp. (a)	4,575	88,892
World Acceptance Corp. (a)	2,549	131,987

		4,778,404
Consumer Services: Miscellaneous — 0.3%
Chuy’s Holdings, Inc. (a)	6,351	189,260
Core-Mark Holding Co., Inc.	18,733	584,282
CPI Card Group, Inc.	6,933	29,119
Del Frisco’s Restaurant Group, Inc. (a)	9,422	170,067
Nutrisystem, Inc.	11,826	656,343
Sotheby’s (a)	20,327	924,472

		2,553,543
Containers & Packaging — 0.2%
Greif, Inc., Class A	10,379	571,779
Greif, Inc., Class B	2,194	143,268
Multi Packaging Solutions International Ltd. (a)	8,279	148,608
Myers Industries, Inc.	8,876	140,685
UFP Technologies, Inc. (a)	2,228	57,705
Veritiv Corp. (a)	3,134	162,341

		1,224,386
Cosmetics — 0.2%
Avon Products, Inc. (a)	180,524	794,306
elf Beauty, Inc. (a)	4,043	116,438
Inter Parfums, Inc.	7,147	261,223

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	9

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Cosmetics (continued)
Revlon, Inc., Class A (a)	4,531	$126,188

		1,298,155
Diversified Financial Services — 1.0%
Altisource Portfolio Solutions SA (a)(b)	5,002	184,074
Associated Capital Group, Inc., Class A	1,596	57,695
Blackhawk Network Holdings, Inc. (a)	22,528	914,637
California First National Bancorp	691	11,194
Evercore Partners, Inc., Class A	15,926	1,240,635
FBR & Co.	2,203	39,764
FCB Financial Holdings, Inc., Class A (a)	12,300	609,465
FNFV Group (a)	27,772	367,979
Greenhill & Co., Inc.	11,289	330,768
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,383	431,937
Hennessy Advisors, Inc.	1,704	28,644
Houlihan Lokey, Inc.	5,180	178,451
HRG Group, Inc. (a)	47,240	912,677
Liberty Tax, Inc.	2,255	32,134
MBIA, Inc. (a)	56,963	482,477
MidWestOne Financial Group, Inc.	2,807	96,252
Moelis & Co., Class A	9,463	364,325
Piper Jaffray Cos.	6,051	386,356
Planet Payment, Inc. (a)	14,493	57,682
Real Industry, Inc. (a)	8,745	24,923
Stifel Financial Corp. (a)	26,215	1,315,731
Tiptree, Inc., Class A, REIT	7,855	57,342

		8,125,142
Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	20,404	1,047,542
Federal Signal Corp.	23,395	323,085
Harsco Corp. (a)	33,690	429,548
Lydall, Inc. (a)	6,895	369,572
OSI Systems, Inc. (a)	7,266	530,345
Raven Industries, Inc.	15,447	448,735
Standex International Corp.	5,275	528,291
TriMas Corp. (a)	17,624	365,698

		4,042,816
Diversified Materials & Processing — 0.4%
Belden, Inc.	16,788	1,161,562
Cabot Microelectronics Corp.	9,455	724,347
Encore Wire Corp.	7,981	367,126
Energous Corp. (a)(b)	6,117	95,425
Insteel Industries, Inc.	7,606	274,881
Koppers Holdings, Inc. (a)	8,243	349,091
NL Industries, Inc. (a)	1,868	12,049

Common Stocks	Shares	Value
Diversified Materials & Processing (continued)
Tredegar Corp.	9,728	$170,726

		3,155,207
Diversified Media — 0.1%
EW Scripps Co., Class A (a)	24,943	584,664
Hemisphere Media Group, Inc. (a)	2,092	24,581

		609,245
Diversified Retail — 0.4%
Big Lots, Inc.	18,211	886,511
Duluth Holdings, Inc., Class B (a)	4,036	85,926
Etsy, Inc. (a)	44,568	473,758
Fred’s, Inc., Class A (b)	11,597	151,921
Gaia, Inc. (a)	2,142	21,313
HSN, Inc.	12,895	478,404
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,884	264,114
Overstock.com, Inc. (a)	5,578	95,942
PriceSmart, Inc.	8,016	739,075
Sears Holdings Corp. (a)(b)	3,869	44,455
Tuesday Morning Corp. (a)	16,090	60,338
Winmark Corp.	1,103	124,639

		3,426,396
Drug & Grocery Store Chains — 0.2%
Diplomat Pharmacy, Inc. (a)	19,189	306,065
Ingles Markets, Inc., Class A	5,475	236,246
PetMed Express, Inc.	7,897	159,046
Smart & Final Stores, Inc. (a)	9,315	112,711
Supervalu, Inc. (a)	104,349	402,787
Village Super Market, Inc., Class A	3,093	81,964
Weis Markets, Inc.	3,661	218,379

		1,517,198
Education Services — 0.9%
2U, Inc. (a)	14,933	592,243
American Public Education, Inc. (a)	6,188	141,705
Bridgepoint Education, Inc. (a)	5,948	63,465
Bright Horizons Family Solutions, Inc. (a)	17,637	1,278,506
Cambium Learning Group, Inc. (a)	3,388	16,601
Capella Education Co.	4,413	375,215
Career Education Corp. (a)	28,648	249,238
Chegg, Inc. (a)	31,420	265,185
DeVry Education Group, Inc.	25,036	887,526
Franklin Covey Co. (a)	3,421	69,104
Grand Canyon Education, Inc. (a)	17,368	1,243,722
HealthStream, Inc. (a)	10,157	246,104
Houghton Mifflin Harcourt Co. (a)	48,524	492,519
K12, Inc. (a)	14,264	273,156
Laureate Education, Inc. (a)	16,596	236,825
Rosetta Stone, Inc. (a)	6,701	65,335

10	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Education Services (continued)
Strayer Education, Inc.	4,188	$337,092

		6,833,541
Electronic Components — 1.0%
Acacia Research Corp. (a)	15,133	87,015
American Superconductor Corp. (a)	3,180	21,815
AVX Corp.	17,775	291,154
Babcock & Wilcox Enterprises, Inc. (a)	17,731	165,607
InvenSense, Inc. (a)	34,192	431,845
Methode Electronics, Inc.	14,683	669,545
Novanta, Inc. (a)	12,440	330,282
NVE Corp.	1,887	156,225
Park Electrochemical Corp.	7,821	139,683
Rogers Corp. (a)	7,416	636,812
Sanmina Corp. (a)	30,016	1,218,650
ScanSource, Inc. (a)	9,893	388,300
Sparton Corp. (a)	4,243	89,060
Tech Data Corp. (a)	14,151	1,328,779
TTM Technologies, Inc. (a)	30,090	485,352
Universal Display Corp.	16,832	1,449,235

		7,889,359
Electronic Entertainment — 0.3%
Glu Mobile, Inc. (a)	46,916	106,499
Take-Two Interactive Software, Inc. (a)	38,268	2,268,145

		2,374,644
Electronics — 0.6%
Agilysys, Inc. (a)	5,140	48,573
Coherent, Inc. (a)	9,701	1,994,914
Control4 Corp. (a)	8,237	130,062
Daktronics, Inc.	14,885	140,663
II-VI, Inc. (a)	23,928	862,605
Integer Holdings Corp. (a)	12,406	498,721
iRobot Corp. (a)	10,824	715,899

		4,391,437
Energy Equipment — 0.2%
Dynegy, Inc. (a)	46,430	364,940
FuelCell Energy, Inc. (a)(b)	9,276	12,754
Matador Resources Co. (a)	35,743	850,326
Silver Spring Networks, Inc. (a)	14,737	166,381
Sunrun, Inc. (a)	25,552	137,981
TPI Composites, Inc. (a)	2,220	42,202

		1,574,584
Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	5,394	87,545
Pioneer Energy Services Corp. (a)	28,847	115,388

		202,933

Common Stocks	Shares	Value
Engineering & Contracting Services — 0.7%
Argan, Inc.	5,581	$369,183
Dycom Industries, Inc. (a)	12,294	1,142,727
Engility Holdings, Inc. (a)	6,903	199,773
Exponent, Inc.	10,704	637,423
HC2 Holdings, Inc. (a)	14,651	90,836
IES Holdings, Inc. (a)	2,553	46,209
Layne Christensen Co. (a)	6,239	55,153
MasTec, Inc. (a)	26,530	1,062,527
Mistras Group, Inc. (a)	6,900	147,522
MYR Group, Inc. (a)	5,689	233,249
Power Solutions International, Inc. (a)(b)	1,853	18,697
Tetra Tech, Inc.	23,258	950,089
VSE Corp.	3,470	141,576

		5,094,964
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A	22,111	695,391
Ascent Capital Group, Inc., Class A (a)	3,253	45,965
Empire Resorts, Inc. (a)(b)	1,122	27,208
Golden Entertainment, Inc.	3,405	45,048
IMAX Corp. (a)	23,808	809,472
Pinnacle Entertainment, Inc. (a)	24,727	482,671
Reading International, Inc., Class A (a)	7,585	117,871
World Wrestling Entertainment, Inc., Class A	15,309	340,166

		2,563,792
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	22,257	970,405
Brink’s Co.	18,389	982,892
Healthcare Services Group, Inc.	28,398	1,223,670
MSA Safety, Inc.	12,678	896,208
SP Plus Corp. (a)	6,865	231,694
UniFirst Corp.	6,017	851,104

		5,155,973
Financial Data & Systems — 0.5%
Cardtronics PLC, Class A (a)	18,370	858,797
Cass Information Systems, Inc.	4,266	281,983
EVERTEC, Inc.	25,282	401,984
Fair Isaac Corp.	12,463	1,607,104
Green Dot Corp., Class A (a)	17,653	588,904

		3,738,772
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc. (a)	3,384	35,160
Foods — 1.1%
AdvancePierre Foods Holdings, Inc.	8,918	277,974

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	11

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Foods (continued)
Amplify Snack Brands, Inc. (a)(b)	11,641	$97,784
B&G Foods, Inc.	26,305	1,058,776
Chefs’ Warehouse, Inc. (a)	7,967	110,741
Dean Foods Co.	37,336	734,026
Freshpet, Inc. (a)	7,642	84,062
Inventure Foods, Inc. (a)	6,609	29,212
J&J Snack Foods Corp.	5,972	809,564
John B Sanfilippo & Son, Inc.	3,871	283,319
Lancaster Colony Corp.	7,445	959,214
Lifeway Foods, Inc. (a)	1,252	13,434
Medifast, Inc.	4,140	183,692
Natural Health Trends Corp. (b)	3,081	89,041
Nature’s Sunshine Products, Inc.	2,785	27,850
Nutraceutical International Corp.	3,459	107,748
Omega Protein Corp.	8,227	164,951
Performance Food Group Co. (a)	14,819	352,692
Seneca Foods Corp., Class A (a)	2,819	101,766
Snyders-Lance, Inc.	32,482	1,309,349
SpartanNash Co.	15,248	533,528
Synutra International, Inc. (a)	7,297	43,417
Tootsie Roll Industries, Inc.	6,879	256,944
United Natural Foods, Inc. (a)	20,577	889,544

		8,518,628
Forest Products — 0.2%
Boise Cascade Co. (a)	15,329	409,284
Deltic Timber Corp.	4,663	364,274
Universal Forest Products, Inc.	8,130	801,130

		1,574,688
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	19,561	1,411,717
Ennis, Inc.	10,778	183,226
InnerWorkings, Inc. (a)	15,759	156,960
Multi-Color Corp.	5,362	380,702
Quad/Graphics, Inc.	11,684	294,904

		2,427,509
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	4,953	268,601
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	5,884	159,574
Hillenbrand, Inc.	23,451	840,718
Matthews International Corp., Class A	12,749	862,470

		1,862,762
Gas Pipeline — 0.1%
SemGroup Corp., Class A	26,894	968,184
Glass — 0.1%
Apogee Enterprises, Inc.	11,390	678,958

Common Stocks	Shares	Value
Gold — 0.1%
Coeur Mining, Inc. (a)	72,591	$586,535
Gold Resource Corp.	20,144	91,051

		677,586
Health Care Equipment & Supplies — 0.1%
Inogen, Inc. (a)	6,675	517,713
Health Care Facilities — 0.5%
AAC Holdings, Inc. (a)	3,366	28,712
Adeptus Health, Inc., Class A (a)(b)	4,832	8,698
Capital Senior Living Corp. (a)	10,973	154,280
Ensign Group, Inc.	18,668	350,958
Genesis Healthcare, Inc. (a)	12,972	34,246
HealthSouth Corp.	36,433	1,559,697
Kindred Healthcare, Inc.	32,523	271,567
National Healthcare Corp.	4,635	330,475
Select Medical Holdings Corp. (a)	43,513	580,899
U.S. Physical Therapy, Inc.	4,687	306,061

		3,625,593
Health Care Management Services — 0.3%
BioScrip, Inc. (a)	35,967	61,144
Computer Programs & Systems, Inc. (b)	4,707	131,796
Magellan Health, Inc. (a)	9,673	667,921
Molina Healthcare, Inc. (a)	17,714	807,758
Triple-S Management Corp., Class B (a)	9,386	164,912
Universal American Corp. (a)	16,458	164,086

		1,997,617
Health Care Services — 1.9%
Accelerate Diagnostics, Inc. (a)	9,762	236,240
Addus HomeCare Corp. (a)	3,052	97,664
Air Methods Corp. (a)	13,923	598,689
Almost Family, Inc. (a)	4,191	203,683
Amedisys, Inc. (a)	11,471	586,053
AMN Healthcare Services, Inc. (a)	18,884	766,690
Argos Therapeutics, Inc. (a)(b)	5,592	2,527
Cara Therapeutics, Inc. (a)(b)	8,272	152,122
Care.com, Inc. (a)	4,960	62,050
Catalent, Inc. (a)	40,377	1,143,477
Chemed Corp.	6,459	1,179,995
Civitas Solutions, Inc. (a)	6,967	127,844
Corvel Corp. (a)	3,965	172,477
Cross Country Healthcare, Inc. (a)	12,414	178,265
Flexion Therapeutics, Inc. (a)	10,618	285,730
Globus Medical, Inc., Class A (a)	28,216	835,758
HealthEquity, Inc. (a)	17,253	732,390
HMS Holdings Corp. (a)	35,042	712,404
LHC Group, Inc. (a)	6,242	336,444
Medidata Solutions, Inc. (a)	22,333	1,288,391
MiMedx Group, Inc. (a)(b)	41,634	396,772
NantHealth, Inc. (a)	2,407	11,939

12	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Health Care Services (continued)
NeoGenomics, Inc. (a)	20,339	$160,475
Nobilis Health Corp. (a)(b)	18,014	30,624
Omnicell, Inc. (a)	14,576	592,514
OvaScience, Inc. (a)	10,956	20,488
PharMerica Corp. (a)	12,983	303,802
Phibro Animal Health Corp., Class A	7,355	206,675
Quality Systems, Inc. (a)	19,887	303,078
Ryman Hospitality Properties, Inc.	17,820	1,101,811
Surgery Partners, Inc. (a)	7,284	142,038
T2 Biosystems, Inc. (a)(b)	4,473	23,528
Tabula Rasa HealthCare, Inc. (a)	2,132	28,739
Teladoc, Inc. (a)	9,210	230,250
Tetraphase Pharmaceuticals, Inc. (a)	17,237	158,408
Tivity Health, Inc. (a)	13,307	387,234
WebMD Health Corp. (a)	15,229	802,264

		14,599,532
Health Care: Miscellaneous — 0.0%
Medpace Holdings, Inc. (a)	3,341	99,729
Providence Service Corp. (a)	5,058	224,777

		324,506
Home Building — 0.7%
Beazer Homes USA, Inc. (a)	12,177	147,707
Century Communities, Inc. (a)	6,185	157,099
Hovnanian Enterprises, Inc., Class A (a)	51,030	115,838
Installed Building Products, Inc. (a)	7,927	418,149
KB Home	34,916	694,130
LGI Homes, Inc. (a)	5,845	198,204
M/I Homes, Inc. (a)	9,401	230,325
MDC Holdings, Inc.	17,529	526,746
Meritage Homes Corp. (a)	16,177	595,314
New Home Co., Inc. (a)	4,484	46,903
Taylor Morrison Home Corp., Class A (a)	17,254	367,855
Tile Shop Holdings, Inc.	14,180	272,965
TopBuild Corp. (a)	15,656	735,832
TRI Pointe Group, Inc. (a)	60,672	760,827
UCP, Inc., Class A (a)	2,828	28,704
William Lyon Homes, Class A (a)	9,299	191,745

		5,488,343
Hotel/Motel — 0.2%
Belmond Ltd., Class A (a)	32,587	394,303
Intrawest Resorts Holdings, Inc. (a)	6,293	157,388
La Quinta Holdings, Inc. (a)	33,283	449,986
Marcus Corp.	7,241	232,436
Red Lion Hotels Corp. (a)	4,916	34,658
Red Rock Resorts, Inc., Class A	11,539	255,935

		1,524,706

Common Stocks	Shares	Value
Household Appliances — 0.0%
National Presto Industries, Inc.	1,868	$190,910
Household Equipment & Products — 0.3%
Central Garden & Pet Co. (a)	4,059	150,467
Central Garden and Pet Co., Class A (a)	13,652	473,997
CSS Industries, Inc.	2,793	72,394
Helen of Troy Ltd. (a)	11,249	1,059,656
Libbey, Inc.	8,698	126,817
Novocure Ltd. (a)	20,227	163,839
Sears Hometown and Outlet Stores, Inc. (a)	2,721	10,612

		2,057,782
Household Furnishings — 0.4%
American Woodmark Corp. (a)	5,657	519,313
Bassett Furniture Industries, Inc.	4,231	113,814
Ethan Allen Interiors, Inc.	9,702	297,366
Flexsteel Industries, Inc.	2,592	130,637
Hooker Furniture Corp.	4,324	134,260
Kirkland’s, Inc. (a)	4,826	59,842
La-Z-Boy, Inc.	20,305	548,235
Lifetime Brands, Inc.	3,753	75,435
RH (a)(b)	15,575	720,500
Select Comfort Corp. (a)	18,028	446,914

		3,046,316
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	28,408	671,281
Citizens, Inc. (a)(b)	26,238	194,948
CNO Financial Group, Inc.	60,134	1,232,747
FBL Financial Group, Inc., Class A	4,982	326,072
Fidelity & Guaranty Life	6,301	175,168
Independence Holding Co.	4,805	89,373
National Western Life Group, Inc., Class A	1,150	349,784
Primerica, Inc.	16,715	1,373,973
Third Point Reinsurance Ltd. (a)	26,283	318,024
Trupanion, Inc. (a)(b)	6,525	92,786

		4,824,156
Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)	3,971	54,204
Crawford & Co., Class B	3,680	36,910
eHealth, Inc. (a)	7,923	95,393
Horace Mann Educators Corp.	16,905	693,950
James River Group Holdings Ltd.	5,787	248,031
Kemper Corp.	16,024	639,358
Maiden Holdings Ltd.	23,155	324,170
PICO Holdings, Inc. (a)	9,019	126,266

		2,218,282

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	13

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Insurance: Property-Casualty — 1.8%
AMERISAFE, Inc.	7,295	$473,445
Argo Group International Holdings Ltd.	11,644	789,463
Baldwin & Lyons, Inc., Class B	5,002	122,299
Blue Capital Reinsurance Holdings Ltd.	2,490	48,057
Donegal Group, Inc., Class A	3,409	60,067
EMC Insurance Group, Inc.	3,998	112,184
Employers Holdings, Inc.	13,483	511,680
Enstar Group Ltd. (a)	4,765	911,544
Essent Group Ltd. (a)	30,700	1,110,419
Federated National Holding Co.	5,828	101,582
Genworth Financial, Inc., Class A (a)	171,273	705,645
Global Indemnity, Ltd. (a)	3,747	144,222
Greenlight Capital Re Ltd., Class A (a)	11,865	262,217
Hallmark Financial Services, Inc. (a)	7,258	80,201
HCI Group, Inc.	2,767	126,120
Heritage Insurance Holdings, Inc.	10,969	140,074
Hilltop Holdings, Inc.	30,012	824,430
Infinity Property & Casualty Corp.	4,507	430,419
Investors Title Co.	522	82,554
Kinsale Capital Group, Inc.	3,142	100,670
National General Holdings Corp.	20,732	492,592
Navigators Group, Inc.	8,643	469,315
NMI Holdings, Inc., Class A (a)	19,325	220,305
OneBeacon Insurance Group Ltd., Class A	9,577	153,232
Radian Group, Inc.	87,115	1,564,585
RLI Corp.	15,421	925,568
Safety Insurance Group, Inc.	4,808	337,041
Selective Insurance Group, Inc.	22,823	1,076,104
State Auto Financial Corp.	6,379	175,104
State National Cos., Inc.	12,220	175,968
Stewart Information Services Corp.	9,338	412,553
United Fire Group, Inc.	7,192	307,602
United Insurance Holdings Corp.	6,654	106,131
Universal Insurance Holdings, Inc.	14,136	346,332
WMIH Corp. (a)	83,649	121,291

		14,021,015
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	2,183	18,010
Radiant Logistics, Inc. (a)	15,690	78,450
Vectrus, Inc. (a)	4,554	101,782

		198,242
Internet Software & Services — 0.4%
Amber Road, Inc. (a)	5,840	45,085
ChannelAdvisor Corp. (a)	9,416	104,988
Global Eagle Entertainment, Inc. (a)	15,398	49,120

Common Stocks	Shares	Value
Internet Software & Services (continued)
Gogo, Inc. (a)(b)	21,608	$237,688
GrubHub, Inc. (a)	32,336	1,063,531
MeetMe, Inc. (a)	18,163	106,980
Quotient Technology, Inc. (a)	27,769	265,194
TrueCar, Inc. (a)	23,121	357,682
Zendesk, Inc. (a)	32,800	919,712

		3,149,980
Leisure Time — 0.9%
Acushnet Holdings Corp. (a)	8,839	152,738
American Outdoor Brands Corp. (a)	22,760	450,876
Callaway Golf Co.	38,321	424,213
Churchill Downs, Inc.	5,411	859,537
ClubCorp Holdings, Inc.	27,429	440,235
Escalade, Inc.	3,599	46,427
ILG, Inc.	45,482	953,303
International Speedway Corp., Class A	8,613	318,250
Johnson Outdoors, Inc., Class A	2,210	80,665
Liberty TripAdvisor Holdings, Inc., Series A (a)	28,330	399,453
Lindblad Expeditions Holdings, Inc. (a)	4,879	43,716
Marriott Vacations Worldwide Corp.	9,032	902,568
Nautilus, Inc. (a)	12,714	232,031
Planet Fitness, Inc., Class A	11,286	217,481
SeaWorld Entertainment, Inc.	28,071	512,857
Speedway Motorsports, Inc.	4,861	91,581
Sturm Ruger & Co., Inc. (b)	7,856	420,689
Travelport Worldwide Ltd.	49,622	584,051
West Marine, Inc. (a)	6,251	59,635

		7,190,306
Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd. (a)	2,966	81,565
Luxury Items — 0.0%
Movado Group, Inc.	5,945	148,328
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	4,037	307,579
Lindsay Corp.	4,214	371,338
Titan International, Inc.	16,683	172,502
Titan Machinery, Inc. (a)	7,462	114,467

		965,886
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	8,112	498,847
Douglas Dynamics, Inc.	8,561	262,395
NACCO Industries, Inc., Class A	1,570	109,586

		870,828
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	16,555	371,660

14	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Machinery: Industrial — 1.5%
Actuant Corp., Class A	24,673	$650,134
Altra Industrial Motion Corp.	9,814	382,255
Applied Industrial Technologies, Inc.	14,856	918,844
Chart Industries, Inc. (a)	12,965	452,997
Columbus McKinnon Corp.	7,635	189,501
DXP Enterprises, Inc. (a)	5,886	222,903
EnPro Industries, Inc.	8,990	639,729
ExOne Co. (a)(b)	3,344	34,075
Gencor Industries, Inc. (a)	2,098	31,365
Graham Corp.	3,072	70,656
Hardinge, Inc.	4,240	47,658
Hyster-Yale Materials Handling, Inc.	3,674	207,177
John Bean Technologies Corp.	11,937	1,049,859
Joy Global, Inc.	39,537	1,116,920
Kadant, Inc.	4,101	243,394
Kennametal, Inc.	31,973	1,254,301
Manitowoc Co., Inc. (a)	51,476	293,413
Milacron Holdings Corp. (a)	6,241	116,145
MTS Systems Corp.	6,446	354,852
Omega Flex, Inc.	1,029	49,176
Proto Labs, Inc. (a)	10,347	528,732
SPX Corp. (a)	17,303	419,598
SPX FLOW, Inc. (a)	13,620	472,750
Supreme Industries, Inc., Class A	5,531	112,058
Tennant Co.	7,259	527,366
Woodward, Inc.	20,273	1,376,942

		11,762,800
Machinery: Specialty — 0.1%
Albany International Corp., Class A	12,072	555,916
Hurco Cos., Inc.	2,129	66,212

		622,128
Manufactured Housing — 0.1%
Cavco Industries, Inc. (a)	3,600	419,040
Medical & Dental Instruments & Supplies — 2.1%
American Renal Associates Holdings, Inc. (a)	2,980	50,302
AngioDynamics, Inc. (a)	10,600	183,910
Anika Therapeutics, Inc. (a)	5,536	240,484
AtriCure, Inc. (a)	12,252	234,626
Atrion Corp.	580	271,556
Avinger, Inc. (a)(b)	7,088	13,467
AxoGen, Inc. (a)	10,481	109,526
Cantel Medical Corp.	14,285	1,144,228
Cardiovascular Systems, Inc. (a)	13,412	379,224
Cerus Corp. (a)	41,126	183,011
Community Health Systems, Inc. (a)	45,680	405,182
CONMED Corp.	11,006	488,776
Cotiviti Holdings, Inc. (a)	4,934	205,402

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (continued)
CryoLife, Inc. (a)	13,869	$230,919
Cutera, Inc. (a)	4,848	100,354
Endologix, Inc. (a)	31,235	226,141
Entellus Medical, Inc. (a)	2,684	37,039
Exactech, Inc. (a)	4,286	108,007
Halyard Health, Inc. (a)	18,774	715,102
ICU Medical, Inc. (a)	5,997	915,742
Insulet Corp. (a)	23,503	1,012,744
Integra LifeSciences Holdings Corp. (a)	24,320	1,024,602
Intersect ENT, Inc. (a)	10,498	180,041
Invacare Corp.	13,133	156,283
InVivo Therapeutics Holdings Corp. (a)(b)	10,661	43,177
IRIDEX Corp. (a)	2,518	29,889
K2M Group Holdings, Inc. (a)	9,874	202,516
Landauer, Inc.	3,695	180,131
LeMaitre Vascular, Inc.	5,314	130,884
Meridian Bioscience, Inc.	16,784	231,619
Merit Medical Systems, Inc. (a)	17,670	510,663
NanoString Technologies, Inc. (a)	6,572	130,586
Neogen Corp. (a)	14,616	958,079
NuVasive, Inc. (a)	20,023	1,495,318
Ocular Therapeutix, Inc. (a)(b)	9,050	83,984
OraSure Technologies, Inc. (a)	21,021	271,802
Orthofix International NV (a)	6,810	259,802
Owens & Minor, Inc.	25,408	879,117
Quidel Corp. (a)	10,217	231,313
Quorum Health Corp. (a)	12,347	67,168
Second Sight Medical Products, Inc. (a)	3,830	4,634
Senseonics Holdings, Inc. (a)	8,663	15,507
STAAR Surgical Co. (a)	15,753	154,379
SurModics, Inc. (a)	5,328	128,138
TransEnterix, Inc. (a)(b)	21,069	25,493
Utah Medical Products, Inc.	1,146	71,396
ViewRay, Inc. (a)(b)	2,026	17,241
Wright Medical Group NV (a)	41,661	1,296,490

		16,035,994
Medical Equipment — 1.0%
Abaxis, Inc.	8,576	415,936
Accuray, Inc. (a)	31,040	147,440
Analogic Corp.	4,873	369,861
ConforMIS, Inc. (a)	12,595	65,746
Corindus Vascular Robotics, Inc. (a)(b)	14,191	18,590
Fluidigm Corp. (a)	9,529	54,220
Glaukos Corp. (a)	6,872	352,534
Haemonetics Corp. (a)	21,026	853,025
iRadimed Corp. (a)	1,212	10,787
iRhythm Technologies, Inc. (a)	2,584	97,158
Luminex Corp.	15,162	278,526
Masimo Corp. (a)	16,441	1,533,288

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	15

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Medical Equipment (continued)
Natus Medical, Inc. (a)	13,489	$529,443
Nevro Corp. (a)	9,828	920,884
NxStage Medical, Inc. (a)	25,990	697,312
Obalon Therapeutics, Inc. (a)(b)	2,089	22,331
Oxford Immunotec Global PLC (a)	9,167	141,997
Spectranetics Corp. (a)	17,840	519,590
Tactile Systems Technology, Inc. (a)	1,621	30,718
Tandem Diabetes Care, Inc. (a)	6,602	7,922
Zeltiq Aesthetics, Inc. (a)	14,191	789,161

		7,856,469
Medical Services — 0.2%
Fulgent Genetics, Inc. (a)	2,014	21,993
PAREXEL International Corp. (a)	21,421	1,351,879

		1,373,872
Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	14,242	311,900
Ampco-Pittsburgh Corp.	2,898	40,717
DMC Global, Inc.	6,241	77,388
Global Brass & Copper Holdings, Inc.	9,127	313,969
Haynes International, Inc.	4,881	186,064
Lawson Products, Inc. (a)	1,881	42,229
MRC Global, Inc. (a)	38,675	708,913
Mueller Industries, Inc.	22,726	777,911
Mueller Water Products, Inc., Series A	62,299	736,374
NN, Inc.	10,011	252,277
RBC Bearings, Inc. (a)	9,015	875,266
Rexnord Corp. (a)	33,611	775,742
Worthington Industries, Inc.	18,282	824,335

		5,923,085
Metals & Minerals: Diversified — 0.8%
Cliffs Natural Resources, Inc. (a)	114,471	939,807
Commercial Metals Co.	46,193	883,672
Ferroglobe PLC	26,505	273,797
Ferroglobe PLC (a)	23,038	—
Hecla Mining Co.	154,463	817,109
Materion Corp.	7,557	253,537
Minerals Technologies, Inc.	14,018	1,073,779
Oil-Dri Corp. of America	1,622	60,452
Ring Energy, Inc. (a)	15,860	171,605
SunCoke Energy, Inc. (a)	24,561	220,067
U.S. Silica Holdings, Inc.	30,018	1,440,564
United States Lime & Minerals, Inc.	648	51,179

		6,185,568
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	43,535	572,485
Eastman Kodak Co. (a)	7,224	83,076
Electronics for Imaging, Inc. (a)	19,072	931,286

Common Stocks	Shares	Value
Office Supplies & Equipment (continued)
Essendant, Inc.	14,603	$221,235
Herman Miller, Inc.	23,661	746,505
HNI Corp.	18,298	843,355
Kimball International, Inc., Class B	15,720	259,380
Knoll, Inc.	18,915	450,366
Steelcase, Inc., Class A	35,488	594,424

		4,702,112
Offshore Drilling & Other Services — 0.1%
Atwood Oceanics, Inc. (a)	30,618	291,789
Seadrill Ltd. (a)(b)	149,547	246,753

		538,542
Oil Well Equipment & Services — 0.6%
Dawson Geophysical Co. (a)	6,925	38,503
Fairmount Santrol Holdings, Inc. (a)	35,112	257,371
Flotek Industries, Inc. (a)	23,498	300,539
Forum Energy Technologies, Inc. (a)	24,904	515,513
Helix Energy Solutions Group, Inc. (a)	57,489	446,690
Hornbeck Offshore Services, Inc. (a)	9,405	41,664
Independence Contract Drilling, Inc. (a)	10,591	58,356
Keane Group, Inc. (a)	13,601	194,494
Mammoth Energy Services, Inc. (a)	2,902	62,422
Matrix Service Co. (a)	10,665	175,973
McDermott International, Inc. (a)	99,146	669,235
Natural Gas Services Group, Inc. (a)	4,846	126,238
Newpark Resources, Inc. (a)	31,634	256,235
Oil States International, Inc. (a)	21,002	696,216
Parker Drilling Co. (a)	49,305	86,284
RigNet, Inc. (a)	5,246	112,527
SEACOR Holdings, Inc. (a)	6,610	457,346
Smart Sand, Inc. (a)	4,316	70,135
Tesco Corp. (a)	18,800	151,340
TETRA Technologies, Inc. (a)	43,497	177,033
Willbros Group, Inc. (a)	16,055	43,991

		4,938,105
Oil, Gas & Consumable Fuels — 0.4%
Archrock, Inc.	27,057	335,507
Ardmore Shipping Corp.	12,229	98,444
CARBO Ceramics, Inc. (a)	9,379	122,302
DHT Holdings, Inc.	35,883	160,397
Dorian LPG Ltd. (a)	9,832	103,531
EXCO Resources, Inc. (a)	44,510	27,592
Exterran Corp. (a)	12,475	392,339
Frontline Ltd. (b)	31,015	209,041
Navios Maritime Acquisition Corp.	27,958	48,088
Pacific Ethanol, Inc. (a)	12,377	84,782

16	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Plug Power, Inc. (a)(b)	79,509	$109,722
RSP Permian, Inc. (a)	40,080	1,660,514

		3,352,259
Oil: Crude Producers — 1.2%
Abraxas Petroleum Corp. (a)	56,867	114,871
Bill Barrett Corp. (a)	23,766	108,135
California Resources Corp. (a)	12,835	193,038
Callon Petroleum Co. (a)	76,466	1,006,293
Carrizo Oil & Gas, Inc. (a)	25,267	724,152
Clayton Williams Energy, Inc. (a)	2,364	312,237
Contango Oil & Gas Co. (a)	7,317	53,561
CVR Energy, Inc.	6,219	124,878
Denbury Resources, Inc. (a)	136,916	353,243
Earthstone Energy, Inc. (a)	280	3,573
Eclipse Resources Corp. (a)	18,737	47,592
Erin Energy Corp. (a)(b)	3,671	8,810
Evolution Petroleum Corp.	8,985	71,880
Isramco, Inc. (a)	229	26,827
Jagged Peak Energy, Inc. (a)	12,433	162,126
Jones Energy, Inc., Class A (a)	26,964	68,757
Northern Oil and Gas, Inc. (a)	16,222	42,177
Oasis Petroleum, Inc. (a)	95,164	1,357,039
ONE Gas, Inc.	20,914	1,413,786
Overseas Shipholding Group, Inc., Class A (a)	13,547	52,292
Panhandle Oil and Gas, Inc., Class A	6,171	118,483
PDC Energy, Inc. (a)	22,907	1,428,252
Sanchez Energy Corp. (a)	21,518	205,282
SRC Energy, Inc. (a)	76,833	648,471
Unit Corp. (a)	21,373	516,372
W&T Offshore, Inc. (a)	16,681	46,206
WildHorse Resource Development Corp. (a)	8,862	110,243

		9,318,576
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	562	20,991
Alon USA Energy, Inc.	12,714	154,984
Clean Energy Fuels Corp. (a)	59,414	151,506
Delek U.S. Holdings, Inc.	25,119	609,638
Par Pacific Holdings, Inc. (a)	12,548	206,916
Renewable Energy Group, Inc. (a)	15,836	165,486
Trecora Resources (a)	6,709	74,470
Western Refining, Inc.	33,051	1,159,098

		2,543,089
Paints & Coatings — 0.3%
Chase Corp.	2,938	280,285
Ferro Corp. (a)	33,902	514,971
HB Fuller Co.	20,237	1,043,420

Common Stocks	Shares	Value
Paints & Coatings (continued)
Kronos Worldwide, Inc.	8,704	$143,007

		1,981,683
Paper — 0.3%
Clearwater Paper Corp. (a)	7,217	404,152
KapStone Paper and Packaging Corp.	34,520	797,412
Neenah Paper, Inc.	6,942	518,567
PH Glatfelter Co.	16,881	366,993
Schweitzer-Mauduit International, Inc.	12,787	529,638

		2,616,762
Personal Care — 0.1%
Lifevantage Corp. (a)	4,334	23,274
Orchids Paper Products Co. (b)	3,837	92,088
USANA Health Sciences, Inc. (a)	4,119	237,254
WD-40 Co.	5,702	621,233

		973,849
Pharmaceuticals — 2.3%
AcelRx Pharmaceuticals, Inc. (a)	10,893	34,313
Achillion Pharmaceuticals, Inc. (a)	46,121	194,169
Aclaris Therapeutics, Inc. (a)	4,506	134,369
Adamas Pharmaceuticals, Inc. (a)	6,938	121,415
Aerie Pharmaceuticals, Inc. (a)	11,906	539,937
Agile Therapeutics, Inc. (a)(b)	4,444	14,243
Amphastar Pharmaceuticals, Inc. (a)	13,848	200,796
Ampio Pharmaceuticals, Inc. (a)(b)	12,123	9,698
Aratana Therapeutics, Inc. (a)	13,715	72,690
Arrowhead Pharmaceuticals, Inc. (a)(b)	30,081	55,650
Axsome Therapeutics, Inc. (a)(b)	3,526	13,751
Biospecifics Technologies Corp. (a)	2,214	121,327
Cambrex Corp. (a)	12,958	713,338
Cempra, Inc. (a)	14,762	55,358
Chimerix, Inc. (a)	18,056	115,197
ChromaDex Corp. (a)(b)	8,281	22,276
Concert Pharmaceuticals, Inc. (a)	9,022	153,915
Corcept Therapeutics, Inc. (a)	28,659	314,103
Corvus Pharmaceuticals, Inc. (a)	869	18,049
Depomed, Inc. (a)	23,965	300,761
Durect Corp. (a)	42,874	45,018
Eagle Pharmaceuticals, Inc. (a)	3,762	312,020
Egalet Corp. (a)(b)	7,464	38,066
Enanta Pharmaceuticals, Inc. (a)	6,167	189,944
Endocyte, Inc. (a)	13,580	34,901
Esperion Therapeutics, Inc. (a)	5,861	206,952
Heska Corp. (a)	2,571	269,904
Horizon Pharma PLC (a)	66,106	977,047
Immune Design Corp. (a)	4,834	32,871
Impax Laboratories, Inc. (a)	32,872	415,831
Infinity Pharmaceuticals, Inc. (a)	30,319	97,930

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	17

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Innoviva, Inc. (a)	32,792	$453,513
Inotek Pharmaceuticals Corp. (a)(b)	5,954	11,908
Intra-Cellular Therapies, Inc. (a)	13,717	222,901
Ironwood Pharmaceuticals, Inc. (a)	51,879	885,056
Kite Pharma, Inc. (a)	17,397	1,365,491
La Jolla Pharmaceutical Co. (a)	5,746	171,518
Lannett Co., Inc. (a)(b)	10,628	237,536
Lipocine, Inc. (a)(b)	4,616	18,002
Medicines Co. (a)	26,997	1,320,153
MyoKardia, Inc. (a)	4,716	62,015
Otonomy, Inc. (a)	9,792	119,952
Pacira Pharmaceuticals, Inc. (a)	14,778	673,877
Paratek Pharmaceuticals, Inc. (a)	7,644	147,147
Portola Pharmaceuticals, Inc. (a)	20,016	784,427
Prestige Brands Holdings, Inc. (a)	21,262	1,181,317
Radius Health, Inc. (a)	13,136	507,706
Reata Pharmaceuticals, Inc. (a)(b)	2,642	59,841
Revance Therapeutics, Inc. (a)	8,259	171,787
Sciclone Pharmaceuticals, Inc. (a)	19,528	191,374
Spectrum Pharmaceuticals, Inc. (a)	29,837	193,941
Supernus Pharmaceuticals, Inc. (a)	19,447	608,691
Syndax Pharmaceuticals, Inc. (a)	1,279	17,548
Teligent, Inc. (a)	17,179	134,168
TG Therapeutics, Inc. (a)	16,213	188,882
TherapeuticsMD, Inc. (a)(b)	59,696	429,811
Theravance Biopharma, Inc. (a)	16,161	595,048
Titan Pharmaceuticals, Inc. (a)(b)	6,079	20,061
Ultragenyx Pharmaceutical, Inc. (a)	15,664	1,061,706
Voyager Therapeutics, Inc. (a)	4,083	54,059
Zafgen, Inc. (a)	6,536	30,458
Zogenix, Inc. (a)	10,265	111,375

		17,857,108
Photography — 0.0%
GoPro, Inc., Class A (a)(b)	39,715	345,521
Plastics — 0.2%
A. Schulman, Inc.	11,760	369,852
Ply Gem Holdings, Inc. (a)	8,693	171,252
Trinseo SA	11,072	742,931

		1,284,035
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	15,801	1,083,316
Generac Holdings, Inc. (a)	24,338	907,321
Maxwell Technologies, Inc. (a)	10,738	62,388
Powell Industries, Inc.	3,577	123,192
Vicor Corp. (a)	8,559	137,800

		2,314,017
Precious Metals & Minerals — 0.1%
Stillwater Mining Co. (a)	49,512	855,072

Common Stocks	Shares	Value
Printing & Copying Services — 0.1%
Casella Waste Systems, Inc., Class A (a)	14,592	$205,893
Cimpress NV (a)	10,291	886,981

		1,092,874
Producer Durables: Miscellaneous — 0.0%
Advanced Disposal Services, Inc. (a)	8,575	193,795
Park-Ohio Holdings Corp.	3,346	120,289

		314,084
Production Technology Equipment — 0.8%
Axcelis Technologies, Inc. (a)	11,240	211,312
Brooks Automation, Inc.	27,849	623,818
Cohu, Inc.	10,703	197,577
Electro Scientific Industries, Inc. (a)	9,057	63,127
Entegris, Inc. (a)	57,515	1,345,851
MKS Instruments, Inc.	21,488	1,477,300
Nanometrics, Inc. (a)	9,412	286,690
Photronics, Inc. (a)	25,269	270,378
Rudolph Technologies, Inc. (a)	12,771	286,071
Ultra Clean Holdings, Inc. (a)	12,621	212,916
Ultratech, Inc. (a)	8,181	242,321
Veeco Instruments, Inc. (a)	15,868	473,660
Xperi Corp.	20,040	680,358

		6,371,379
Publishing — 0.5%
Daily Journal Corp. (a)	491	105,216
Eros International PLC (a)(b)	11,662	120,119
Meredith Corp.	15,157	979,142
New Media Investment Group, Inc.	20,325	288,818
New York Times Co., Class A	50,928	733,363
Scholastic Corp.	10,666	454,052
Time, Inc.	41,790	808,637

		3,489,347
Radio & TV Broadcasters — 0.7%
Central European Media Enterprises Ltd., Class A (a)	33,149	102,762
Entercom Communications Corp., Class A (b)	10,140	145,002
Entravision Communications Corp., Class A	25,085	155,527
Gannett Co., Inc.	46,742	391,698
Gray Television, Inc. (a)	26,260	380,770
Liberty Braves Group, Class A (a)	3,275	78,404
Liberty Braves Group, Class C (a)	13,901	328,759
Liberty Media Corp-Liberty Formula One, Class A (a)	9,366	306,268
Liberty Media Corp-Liberty Formula One, Class C (a)	18,029	615,690
MSG Networks, Inc., Class A (a)	24,421	570,230

18	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Radio & TV Broadcasters (continued)
Nexstar Broadcasting Group, Inc., Class A	17,453	$1,224,328
Radio One, Inc., Class D (a)	6,576	21,701
Saga Communications, Inc., Class A	1,726	88,112
Salem Media Group, Inc., Class A	2,902	21,620
Sinclair Broadcast Group, Inc., Class A	29,260	1,185,030
Townsquare Media, Inc. (a)	3,245	39,524
TRONC, Inc. (a)	10,577	147,232

		5,802,657
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	3,050	125,355
FreightCar America, Inc.	4,000	50,120
Greenbrier Cos., Inc.	11,362	489,702

		665,177
Real Estate — 0.3%
AV Homes, Inc. (a)	4,186	68,860
Consolidated-Tomoka Land Co.	1,365	73,082
Forestar Group, Inc. (a)	11,262	153,726
HFF, Inc., Class A	14,171	392,112
Kennedy-Wilson Holdings, Inc.	33,865	751,803
RMR Group, Inc., Class A	2,800	138,600
St. Joe Co. (a)	19,449	331,605
Stratus Properties, Inc.	2,165	59,321
Tejon Ranch Co. (a)	5,670	124,116
Trinity Place Holdings, Inc. (a)(b)	12,063	88,181

		2,181,406
Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	31,641	951,128
AG Mortgage Investment Trust, Inc.	10,816	195,229
Agree Realty Corp.	9,759	468,042
Alexander & Baldwin, Inc.	18,832	838,401
Alexander’s, Inc.	845	364,922
Altisource Residential Corp.	21,322	325,161
American Assets Trust, Inc.	16,017	670,151
Anworth Mortgage Asset Corp.	35,109	194,855
Apollo Commercial Real Estate Finance, Inc.	34,397	647,008
Ares Commercial Real Estate Corp.	9,493	127,016
Armada Hoffler Properties, Inc.	14,015	194,668
ARMOUR Residential REIT, Inc.	14,882	337,970
Ashford Hospitality Prime, Inc.	16,632	176,466
Ashford Hospitality Trust, Inc.	31,024	197,623
Bluerock Residential Growth REIT, Inc.	11,149	137,244
Capstead Mortgage Corp.	36,779	387,651
CareTrust REIT, Inc.	26,034	437,892
Catchmark Timber Trust, Inc., Class A	17,593	202,671
CBL & Associates Properties, Inc.	71,541	682,501

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Cedar Realty Trust, Inc.	41,325	$207,452
Chatham Lodging Trust	14,546	287,284
Chesapeake Lodging Trust	23,043	552,110
City Office REIT, Inc.	12,943	157,257
Colony Starwood Homes	27,034	917,804
Community Healthcare Trust, Inc.	8,422	201,286
CorEnergy Infrastructure Trust, Inc.	4,812	162,549
Coresite Realty Corp.	13,413	1,207,841
Cousins Properties, Inc.	137,015	1,133,114
CYS Investments, Inc.	64,006	508,848
DiamondRock Hospitality Co.	81,484	908,547
DuPont Fabros Technology, Inc.	30,116	1,493,452
Dynex Capital, Inc.	20,761	147,196
Easterly Government Properties, Inc.	12,611	249,572
EastGroup Properties, Inc.	12,692	933,243
Education Realty Trust, Inc.	29,802	1,217,412
Farmland Partners, Inc.	12,737	142,272
FelCor Lodging Trust, Inc.	54,503	409,318
First Industrial Realty Trust, Inc.	47,235	1,257,868
First Potomac Realty Trust	24,590	252,785
Four Corners Property Trust, Inc.	24,962	569,882
Franklin Street Properties Corp.	41,407	502,681
Geo Group, Inc.	31,489	1,460,145
Getty Realty Corp.	10,730	271,147
Gladstone Commercial Corp.	9,046	186,981
Global Medical REIT, Inc. (b)	5,648	51,284
Global Net Lease, Inc.	29,533	711,155
Government Properties Income Trust	17,876	374,145
Gramercy Property Trust	57,973	1,524,690
Great Ajax Corp.	5,343	69,726
Healthcare Realty Trust, Inc.	45,982	1,494,415
Hersha Hospitality Trust	16,221	304,793
Hudson Pacific Properties, Inc.	47,213	1,635,458
Independence Realty Trust, Inc.	24,819	232,554
InfraREIT, Inc. (a)	16,893	304,074
Invesco Mortgage Capital, Inc.	46,163	711,833
Investors Real Estate Trust	48,036	284,853
iStar, Inc. (a)	30,013	354,153
Kite Realty Group Trust	31,840	684,560
LaSalle Hotel Properties	42,897	1,241,868
Lexington Realty Trust	93,591	934,038
LTC Properties, Inc.	15,467	740,869
Mack-Cali Realty Corp.	36,101	972,561
MedEquities Realty Trust, Inc.	7,805	87,494
Medical Properties Trust, Inc.	117,677	1,516,857
Monmouth Real Estate Investment Corp.	27,403	391,041
Monogram Residential Trust, Inc.	73,365	731,449
MTGE Investment Corp.	17,833	298,703
National Health Investors, Inc.	15,378	1,116,904
National Storage Affiliates Trust	15,372	367,391
New Residential Investment Corp.	119,409	2,027,565

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	19

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
New Senior Investment Group, Inc.	30,629	$312,416
New York Mortgage Trust, Inc.	42,366	261,398
NexPoint Residential Trust, Inc.	7,483	180,789
NorthStar Realty Europe Corp.	21,850	253,242
One Liberty Properties, Inc.	4,637	108,320
Orchid Island Capital, Inc. (b)	14,507	144,925
Owens Realty Mortgage, Inc.	3,428	61,018
Parkway, Inc.	17,605	350,163
Pebblebrook Hotel Trust	29,107	850,215
Pennsylvania Real Estate Investment Trust	26,304	398,243
PennyMac Mortgage Investment Trust (c)	24,352	432,248
Physicians Realty Trust	58,825	1,168,853
Potlatch Corp.	16,780	766,846
Preferred Apartment Communities, Inc., Class A	9,271	122,470
PS Business Parks, Inc.	7,940	911,194
QTS Realty Trust, Inc., Class A	19,387	945,116
RAIT Financial Trust	22,437	71,798
Ramco-Gershenson Properties Trust	31,936	447,743
Redwood Trust, Inc.	33,399	554,757
Resource Capital Corp.	10,203	99,683
Retail Opportunity Investments Corp.	44,048	926,329
Rexford Industrial Realty, Inc.	28,513	642,113
RLJ Lodging Trust	50,367	1,184,128
Sabra Health Care REIT, Inc.	26,954	752,825
Saul Centers, Inc.	4,018	247,589
Select Income REIT	25,864	667,033
Seritage Growth Properties, Class A (b)	10,081	434,995
Silver Bay Realty Trust Corp.	14,141	303,607
STAG Industrial, Inc.	34,413	861,013
Summit Hotel Properties, Inc.	30,930	494,261
Sunstone Hotel Investors, Inc.	88,990	1,364,217
Terreno Realty Corp.	20,532	574,896
Tier REIT, Inc.	18,726	325,083
UMH Properties, Inc.	11,657	177,303
Universal Health Realty Income Trust	2,810	181,245
Urban Edge Properties	36,095	949,299
Urstadt Biddle Properties, Inc., Class A	7,066	145,277
Walter Investment Management Corp. (a)	5,571	6,017
Washington Prime Group, Inc.	78,677	683,703
Washington Real Estate Investment Trust	29,571	924,981
Western Asset Mortgage Capital Corp.	16,160	157,883
Whitestone REIT	10,270	142,137

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts, Inc.	40,571	$692,547

		63,318,996
Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A	4,873	157,106
LCI Industries	9,463	944,407
Malibu Boats, Inc. (a)	7,397	166,063
Marine Products Corp.	3,962	43,067
MCBC Holdings, Inc.	2,293	37,078
Winnebago Industries, Inc.	10,554	308,704

		1,656,425
Rental & Leasing Services: Consumer — 0.0%
Rent-A-Center, Inc. (b)	19,865	176,203
Restaurants — 1.9%
Biglari Holdings, Inc. (a)	389	168,040
BJ’s Restaurants, Inc. (a)	9,350	377,740
Bloomin’ Brands, Inc.	43,266	853,638
Bob Evans Farms, Inc.	8,233	534,075
Bojangles’, Inc. (a)	4,349	89,155
Buffalo Wild Wings, Inc. (a)	6,758	1,032,284
Carrols Restaurant Group, Inc. (a)	13,087	185,181
Cheesecake Factory, Inc.	18,333	1,161,579
Cracker Barrel Old Country Store, Inc. (b)	7,276	1,158,703
Dave & Buster’s Entertainment, Inc. (a)	14,536	888,004
Del Taco Restaurants, Inc. (a)	10,720	142,147
Denny’s Corp. (a)	30,075	372,028
DineEquity, Inc.	6,946	378,001
El Pollo Loco Holdings, Inc. (a)	9,108	108,841
Ellie Mae, Inc. (a)	13,325	1,336,098
Fiesta Restaurant Group, Inc. (a)	11,159	270,048
Fogo De Chao, Inc. (a)	1,664	27,040
Habit Restaurants, Inc., Class A (a)	4,521	80,022
J Alexander’s Holdings, Inc. (a)	4,381	44,029
Jack in the Box, Inc.	12,757	1,297,642
Jamba, Inc. (a)	4,221	38,200
Kona Grill, Inc. (a)	2,435	15,341
Luby’s, Inc. (a)	5,241	16,300
Nathan’s Famous, Inc. (a)	1,059	66,346
Noodles & Co. (a)(b)	3,790	21,793
Papa John’s International, Inc.	11,199	896,368
Potbelly Corp. (a)	10,230	142,197
Red Robin Gourmet Burgers, Inc. (a)	4,978	290,964
Ruby Tuesday, Inc. (a)	20,067	56,388
Ruth’s Hospitality Group, Inc.	12,365	247,918
Shake Shack, Inc., Class A (a)	6,558	219,037
Sonic Corp.	17,518	444,256
Texas Roadhouse, Inc.	26,642	1,186,368
Wingstop, Inc.	6,135	173,498

20	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Restaurants (continued)
Zoe’s Kitchen, Inc. (a)	7,324	$135,494

		14,454,763
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	18,730	723,914
CIRCOR International, Inc.	6,951	413,167
Energy Recovery, Inc. (a)	13,251	110,248
ESCO Technologies, Inc.	10,527	611,619
Gorman-Rupp Co.	6,748	211,887
Sun Hydraulics Corp.	9,443	340,987
Thermon Group Holdings, Inc. (a)	14,428	300,680
Watts Water Technologies, Inc., Class A	11,277	703,121

		3,415,623
Scientific Instruments: Electrical — 0.6%
Allied Motion Technologies, Inc.	2,225	44,723
Atkore International Group, Inc. (a)	4,798	126,091
AZZ, Inc.	10,725	638,137
EnerSys	17,751	1,401,264
Franklin Electric Co., Inc.	18,658	803,227
Littelfuse, Inc.	8,819	1,410,246
Preformed Line Products Co.	866	45,162
Taser International, Inc. (a)	21,292	485,245

		4,954,095
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	10,873	399,583
FARO Technologies, Inc. (a)	6,546	234,020
Itron, Inc. (a)	13,552	822,606
Mesa Laboratories, Inc.	1,199	147,117
Vishay Precision Group, Inc. (a)	4,022	63,548

		1,666,874
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	11,482	120,676
Darling Ingredients, Inc. (a)	67,628	981,958
Heritage-Crystal Clean, Inc. (a)	4,350	59,595
Team, Inc. (a)	11,252	304,367
TRC Cos., Inc. (a)	6,550	114,297
U.S. Ecology, Inc.	8,994	421,369

		2,002,262
Securities Brokerage & Services — 0.2%
BGC Partners, Inc., Class A	89,016	1,011,222
Gain Capital Holdings, Inc.	15,428	128,515
INTL. FCStone, Inc. (a)	5,943	225,596
Investment Technology Group, Inc.	10,047	203,452
Ladenburg Thalmann Financial Services, Inc. (a)	34,978	86,745
Virtu Financial, Inc., Class A	9,952	169,184

		1,824,714

Common Stocks	Shares	Value
Semiconductors & Components — 2.8%
Acacia Communications, Inc. (a)(b)	2,090	$122,516
Advanced Micro Devices, Inc. (a)	302,712	4,404,460
Alpha & Omega Semiconductor Ltd. (a)	6,986	120,089
Amkor Technology, Inc. (a)	41,206	477,578
Cavium, Inc. (a)	25,644	1,837,649
CEVA, Inc. (a)	7,660	271,930
Cirrus Logic, Inc. (a)	25,268	1,533,515
Diodes, Inc. (a)	14,901	358,369
DSP Group, Inc. (a)	9,612	115,344
Emcore Corp.	8,298	74,682
Exar Corp. (a)	16,235	211,217
FormFactor, Inc. (a)	29,573	350,440
GigPeak, Inc. (a)	26,459	81,494
Inphi Corp. (a)	16,113	786,637
Integrated Device Technology, Inc. (a)	54,777	1,296,572
IXYS Corp.	10,321	150,171
Kopin Corp. (a)	20,545	84,234
Lattice Semiconductor Corp. (a)	47,941	331,752
MACOM Technology Solutions Holdings, Inc. (a)	12,997	627,755
MaxLinear, Inc., Class A (a)	22,700	636,735
Microsemi Corp. (a)	45,690	2,354,406
Monolithic Power Systems, Inc.	15,405	1,418,800
Power Integrations, Inc.	11,159	733,704
Rambus, Inc. (a)	43,515	571,787
Semtech Corp. (a)	26,071	881,200
Sigma Designs, Inc. (a)	16,298	101,862
Silicon Laboratories, Inc. (a)	16,748	1,231,815
Vishay Intertechnology, Inc.	55,404	911,396

		22,078,109
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)	12,833	702,093
Xcerra Corp. (a)	21,264	189,037

		891,130
Shipping — 0.4%
GasLog Ltd.	15,573	239,046
Gener8 Maritime, Inc. (a)	17,755	100,671
Golar LNG Ltd.	38,542	1,076,478
International Seaways, Inc. (a)	5,814	111,164
Matson, Inc.	18,148	576,380
Nordic American Tankers Ltd. (b)	39,272	321,245
Scorpio Tankers, Inc.	63,319	281,136
Ship Finance International Ltd.	23,352	343,274
Teekay Corp.	18,906	172,990
Teekay Tankers Ltd., Class A	49,030	100,512
Tidewater, Inc. (a)	17,312	19,909

		3,342,805
Software — 0.4%
Actua Corp. (a)	13,922	195,604

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	21

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Software (continued)
Castlight Health, Inc., Class B (a)	12,975	$47,359
Five9, Inc. (a)	13,964	229,847
Gigamon, Inc. (a)	13,477	479,107
Globant SA (a)	10,154	369,606
Instructure, Inc. (a)	4,433	103,732
MobileIron, Inc. (a)	19,790	86,087
Model N, Inc. (a)	7,511	78,490
Park City Group, Inc. (a)(b)	4,300	53,105
Paycom Software, Inc. (a)	17,942	1,031,844
pdvWireless, Inc. (a)(b)	3,396	74,203
Qualys, Inc. (a)	10,655	403,825
Rubicon Project, Inc. (a)	15,024	88,491

		3,241,300
Specialty Retail — 2.4%
1-800-Flowers.com, Inc., Class A (a)	10,884	111,017
Aaron’s, Inc.	26,959	801,761
Abercrombie & Fitch Co., Class A	27,182	324,281
America’s Car-Mart, Inc. (a)	3,122	113,797
American Eagle Outfitters, Inc.	66,983	939,771
Asbury Automotive Group, Inc. (a)	8,465	508,746
Ascena Retail Group, Inc. (a)	68,881	293,433
At Home Group, Inc. (a)	3,032	45,965
Barnes & Noble Education, Inc. (a)	15,522	148,856
Barnes & Noble, Inc.	24,168	223,554
Big 5 Sporting Goods Corp.	7,134	107,723
BMC Stock Holdings, Inc. (a)	23,214	524,636
Boot Barn Holdings, Inc. (a)	6,587	65,145
Buckle, Inc.	11,203	208,376
Build-A-Bear Workshop, Inc. (a)	4,129	36,542
Caleres, Inc.	17,534	463,248
Cato Corp., Class A	10,039	220,456
Chico’s FAS, Inc.	53,819	764,230
Children’s Place, Inc.	7,505	900,975
Citi Trends, Inc.	5,932	100,844
Conn’s, Inc. (a)	8,819	77,166
Container Store Group, Inc. (a)	5,891	24,919
Destination XL Group, Inc. (a)	11,563	32,955
DSW, Inc., Class A	27,838	575,690
Express, Inc. (a)	29,498	268,727
Finish Line, Inc., Class A	18,553	264,009
Five Below, Inc. (a)	21,869	947,146
Francesca’s Holdings Corp. (a)	16,380	251,433
FTD Cos., Inc. (a)	6,971	140,396
Genesco, Inc. (a)	8,639	479,033
GNC Holdings, Inc., Class A (b)	28,140	207,110
Group 1 Automotive, Inc.	8,693	643,977
Guess?, Inc.	23,426	261,200
Haverty Furniture Cos., Inc.	7,140	173,859
Hibbett Sports, Inc. (a)	9,643	284,469
Lands’ End, Inc. (a)(b)	6,127	131,424
Lithia Motors, Inc., Class A	9,691	830,034

Common Stocks	Shares	Value
Specialty Retail (continued)
Lumber Liquidators Holdings, Inc. (a)	10,179	$213,657
MarineMax, Inc. (a)	10,954	237,154
Monro Muffler Brake, Inc.	12,991	676,831
Office Depot, Inc.	215,444	1,005,046
Party City Holdco, Inc. (a)	10,341	145,291
Pier 1 Imports, Inc.	33,254	238,099
Regis Corp. (a)	14,380	168,534
RetailMeNot, Inc. (a)	15,510	125,631
Shoe Carnival, Inc.	6,493	159,533
Shutterfly, Inc. (a)	14,257	688,471
Sonic Automotive, Inc., Class A	11,117	222,896
Sportsman’s Warehouse Holdings, Inc. (a)	8,591	41,065
Stage Stores, Inc.	8,255	21,380
Stamps.com, Inc. (a)	6,493	768,447
Stein Mart, Inc.	9,911	29,832
Systemax, Inc.	3,784	41,965
Tailored Brands, Inc.	19,008	283,980
Tilly’s, Inc., Class A	4,177	37,677
Vitamin Shoppe, Inc. (a)	9,573	192,896
Wayfair, Inc., Class A (a)(b)	13,086	529,852
Zumiez, Inc. (a)	7,433	136,024

		18,461,164
Steel — 0.4%
AK Steel Holding Corp. (a)	124,998	898,736
Allegheny Technologies, Inc.	44,815	804,877
Carbonite, Inc. (a)	7,108	144,292
Carpenter Technology Corp.	18,549	691,878
Handy & Harman Ltd. (a)	1,051	28,587
Olympic Steel, Inc.	3,934	73,015
Ryerson Holding Corp. (a)	5,845	73,647
Schnitzer Steel Industries, Inc., Class A	10,019	206,892
TimkenSteel Corp. (a)	15,216	287,735

		3,209,659
Technology: Miscellaneous — 0.3%
Apptio Inc., Class A (a)	2,581	30,275
Benchmark Electronics, Inc. (a)	20,603	655,176
CTS Corp.	12,228	260,456
Fabrinet (a)	14,295	600,819
Kimball Electronics, Inc. (a)	10,776	182,653
Plexus Corp. (a)	13,622	787,352

		2,516,731
Telecommunications Equipment — 0.5%
Applied Optoelectronics, Inc. (a)	7,267	408,042
CalAmp Corp. (a)	13,824	232,105
Clearfield, Inc. (a)	5,134	84,454
Knowles Corp. (a)	36,532	692,281
Oclaro, Inc. (a)	46,643	458,034
Ubiquiti Networks, Inc. (a)	10,607	533,108

22	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Telecommunications Equipment (continued)
Viavi Solutions, Inc. (a)	95,859	$1,027,609
Vocera Communications, Inc. (a)	9,478	235,339

		3,670,972
Textile Products — 0.1%
Culp, Inc.	4,358	135,970
Interface, Inc.	27,091	516,083
Unifi, Inc. (a)	5,882	166,990

		819,043
Textiles Apparel & Shoes — 0.7%
Columbia Sportswear Co.	10,839	636,791
Crocs, Inc. (a)	28,299	200,074
Deckers Outdoor Corp. (a)	13,284	793,453
Delta Apparel, Inc. (a)	2,401	42,330
Fossil Group, Inc. (a)	16,611	289,862
G-III Apparel Group Ltd. (a)	16,800	367,752
Iconix Brand Group, Inc. (a)	16,839	126,629
Oxford Industries, Inc.	5,982	342,529
Perry Ellis International, Inc. (a)	5,198	111,653
Sequential Brands Group, Inc. (a)	13,152	51,161
Steven Madden Ltd. (a)	24,938	961,360
Superior Uniform Group, Inc.	2,476	46,054
Vera Bradley, Inc. (a)	8,681	80,820
Vince Holding Corp. (a)(b)	6,862	10,636
Weyco Group, Inc.	2,072	58,182
Wolverine World Wide, Inc.	39,034	974,679

		5,093,965
Tobacco — 0.2%
Alliance One International, Inc. (a)	2,927	37,612
Turning Point Brands, Inc. (a)	1,734	27,050
Universal Corp.	9,843	696,392
Vector Group Ltd.	36,983	769,247

		1,530,301
Toys — 0.0%
JAKKS Pacific, Inc. (a)	4,759	26,175
Transportation Miscellaneous — 0.4%
Costamare, Inc.	10,970	73,060
Echo Global Logistics, Inc. (a)	11,243	240,038
Hub Group, Inc., Class A (a)	13,785	639,624
Scorpio Bulkers, Inc. (a)	21,678	199,438
Textainer Group Holdings Ltd.	9,046	138,404
Wesco Aircraft Holdings, Inc. (a)	23,538	268,333
XPO Logistics, Inc. (a)	39,576	1,895,295

		3,454,192
Truckers — 0.6%
ArcBest Corp.	10,720	278,720
Celadon Group, Inc.	11,767	77,074
Covenant Transportation Group, Inc., Class A (a)	5,010	94,188

Common Stocks	Shares	Value
Truckers (continued)
Forward Air Corp.	12,228	$581,686
FRP Holdings, Inc. (a)	2,673	106,920
Heartland Express, Inc.	17,861	358,113
Knight Transportation, Inc.	26,990	846,137
Marten Transport Ltd.	8,576	201,107
PAM Transportation Services, Inc. (a)	846	13,781
Roadrunner Transportation Systems, Inc. (a)	13,420	92,195
Saia, Inc. (a)	10,194	451,594
Swift Transportation Co. (a)	30,099	618,234
Universal Logistics Holdings, Inc.	2,888	41,443
USA Truck, Inc. (a)	2,812	20,668
Werner Enterprises, Inc.	17,461	457,478
YRC Worldwide, Inc. (a)	12,478	137,383

		4,376,721
Utilities: Electrical — 1.7%
ALLETE, Inc.	19,751	1,337,340
Atlantic Power Corp. (a)	64,855	171,866
Avista Corp.	24,918	973,048
Black Hills Corp.	20,905	1,389,555
El Paso Electric Co.	16,901	853,501
Genie Energy Ltd., Class B	3,302	23,906
IDACORP, Inc.	20,234	1,678,613
MGE Energy, Inc.	13,902	903,630
NorthWestern Corp.	19,280	1,131,736
NRG Yield, Inc., Class A	14,391	250,259
NRG Yield, Inc., Class C	24,748	438,040
Otter Tail Corp.	16,172	612,919
Pattern Energy Group, Inc.	26,534	534,129
PNM Resources, Inc.	32,469	1,201,353
Portland General Electric Co.	36,065	1,602,007
Spark Energy, Inc., Class A (b)	1,581	50,513
Unitil Corp.	5,433	244,648

		13,397,063
Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	6,065	419,698
Delta Natural Gas Co., Inc.	2,895	87,863
New Jersey Resources Corp.	34,862	1,380,535
Northwest Natural Gas Co.	10,849	641,176
South Jersey Industries, Inc.	32,329	1,152,529
Southwest Gas Corp.	18,975	1,573,217
Spire, Inc.	17,961	1,212,368
WGL Holdings, Inc.	20,302	1,675,524

		8,142,910
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	15,570	888,736
Utilities: Telecommunications — 1.1%
8x8, Inc. (a)	36,146	551,226
ATN International, Inc.	4,262	300,130

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	23

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Utilities: Telecommunications (continued)
Boingo Wireless, Inc. (a)	14,243	$185,017
Cincinnati Bell, Inc. (a)	16,778	296,971
Cogent Communications Holdings, Inc.	16,676	717,902
Consolidated Communications Holdings, Inc.	19,419	454,793
Fairpoint Communications, Inc. (a)	8,276	137,382
General Communication, Inc., Class A (a)	10,776	224,141
Globalstar, Inc. (a)(b)	157,132	251,411
GTT Communications, Inc. (a)	10,414	253,581
Hawaiian Telcom Holdco, Inc. (a)	1,864	42,704
IDT Corp., Class B	6,887	87,603
Iridium Communications, Inc. (a)	35,569	343,241
j2 Global, Inc.	18,983	1,592,863
Lumos Networks Corp. (a)	7,813	138,290
NeuStar, Inc., Class A (a)	5,171	171,419
NII Holdings, Inc. (a)	19,047	24,761
ORBCOMM, Inc. (a)	27,606	263,637
Shenandoah Telecommunications Co.	19,387	543,805
Spok Holdings, Inc.	8,578	162,982
Straight Path Communications, Inc., Class B (a)(b)	3,692	132,801
Vonage Holdings Corp. (a)	79,481	502,320
West Corp.	19,032	464,761
Windstream Holdings, Inc.	71,793	391,272

		8,235,013
Utilities: Water — 0.3%
American States Water Co.	14,745	653,203
AquaVenture Holdings, Ltd. (a)	2,652	45,270
Artesian Resources Corp., Class A	3,330	108,425
California Water Service Group	19,205	688,499
Connecticut Water Service, Inc.	4,102	218,021
Consolidated Water Co. Ltd.	4,660	54,289
Global Water Resources, Inc. (b)	2,173	18,905
Middlesex Water Co.	5,962	220,296
SJW Corp.	6,485	312,707
York Water Co.	5,096	178,615

		2,498,230
Total Common Stocks — 98.1%		765,564,983

Investment Companies — 0.2%	Shares	Value
iShares Russell 2000 ETF (c)	11,151	$1,533,039

Other Interests — 0.0%	Investment Value (000)
Gerber Scientific, Inc. (d)	$13	129

Rights — 0.0%	Shares
Biotechnology — 0.0%
Dyax Corp., CVR, (Expires 12/31/19) (a)	39,009	89,331
Total Long-Term Investments (Cost — $602,935,408) — 98.3%		767,187,482

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(e)	12,633,862	12,633,862

	Investment Value (000)
SL Liquidity Series, LLC, Money Market Series, 1.02% (c)(e)(f)	$12,062	12,063,671
Total Short-Term Securities (Cost — $24,697,166) — 3.2%		24,697,533
Total Investments (Cost — $627,632,574*) — 101.5%		791,885,015
Liabilities in Excess of Other Assets — (1.5)%		(11,367,388)

Net Assets —100.0%		$780,517,627

* As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$632,242,443

Gross unrealized appreciation		$193,235,184
Gross unrealized depreciation		(33,592,612)

Net unrealized appreciation		$159,642,572

24	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	37,279,916	—		(24,646,054)[1]	12,633,862	$12,633,862	$25,312		—	—
iShares Russell 2000 ETF	—	11,151		—	11,151	1,533,039	2,110		$(111,835)	$22,752
PennyMac Financial Services, Inc.	3,162	—		—	3,162	53,912	—		—	1,265
PennyMac Mortgage Investment Trust	22,641	1,711		—	24,352	432,248	—		—	32,779
SL Liquidity Series, LLC, Money Market Series	8,714,553	3,347,911	[2]	—	12,062,464	12,063,671	258,581	[3]	(14)	(213)
Total						$26,716,732	$286,003		$(111,849)	$56,583

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
100	Russell 2000 Mini Index	June 2017	$6,922,000	$118,778

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
CVR	Contingent Value Rights

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017	25

Schedule of Investments (concluded)	Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Series’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Series’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$765,564,983	—	—	$765,564,983
Investment Companies	1,533,039	—	—	1,533,039
Other Interests	—	—	$129	129
Rights	—	—	89,331	89,331
Short-Term Securities	12,633,862	—	—	12,633,862

Subtotal	$779,731,884	—	$89,460	$779,821,344

Investments Valued at NAV[2]				12,063,671

Total				$791,885,015

Derivative Financial Instruments [3]
Assets:
Equity contracts	$118,778	—	—	$118,778

[1]	See above Schedule of Investments for values in each industry.

[2]	As of December 31, 2016, certain of the Series’ investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

26	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 23, 2017